BT INVESTMENT FUNDS



BT INVESTMENT
LIFECYCLE FUNDS:

LONG RANGE FUND
MID RANGE FUND
SHORT RANGE FUND




SEMI-ANNUAL REPORT
SEPTEMBER 30, 1995

              BT INVESTMENT LIFECYCLE FUNDS                                  1
              ----------------------------------------------------------------

TABLE OF CONTENTS
==============================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . .           2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . .           3
BT INVESTMENT LIFECYCLE LONG RANGE FUND
         Statement of Assets and Liabilities  . . . . . . . .          11
         Statement of Operations  . . . . . . . . . . . . . .          12
         Statement of Changes in Net Assets . . . . . . . . .          13
         Financial Highlights . . . . . . . . . . . . . . . .          14
ASSET MANAGEMENT PORTFOLIO
         Statement of Assets and Liabilities  . . . . . . . .          15
         Statement of Operations  . . . . . . . . . . . . . .          16
         Statement of Changes in Net Assets . . . . . . . . .          17
         Financial Highlights . . . . . . . . . . . . . . . .          18
         Schedule of Portfolio Investments  . . . . . . . . .          19
BT INVESTMENT LIFECYCLE MID RANGE FUND
         Statement of Assets and Liabilities  . . . . . . . .          25
         Statement of Operations  . . . . . . . . . . . . . .          26
         Statement of Changes in Net Assets . . . . . . . . .          27
         Financial Highlights . . . . . . . . . . . . . . . .          28
ASSET MANAGEMENT PORTFOLIO II
         Statement of Assets and Liabilities  . . . . . . . .          29
         Statement of Operations  . . . . . . . . . . . . . .          30
         Statement of Changes in Net Assets . . . . . . . . .          31
         Financial Highlights . . . . . . . . . . . . . . . .          32
         Schedule of Portfolio Investments  . . . . . . . . .          33
BT INVESTMENT LIFECYCLE SHORT RANGE FUND
         Statement of Assets and Liabilities  . . . . . . . .          39
         Statement of Operations  . . . . . . . . . . . . . .          40
         Statement of Changes in Net Assets . . . . . . . . .          41
         Financial Highlights . . . . . . . . . . . . . . . .          42
ASSET MANAGEMENT PORTFOLIO III
         Statement of Assets and Liabilities  . . . . . . . .          43
         Statement of Operations  . . . . . . . . . . . . . .          44
         Statement of Changes in Net Assets . . . . . . . . .          45
         Financial Highlights . . . . . . . . . . . . . . . .          46
         Schedule of Portfolio Investments  . . . . . . . . .          47
BT INVESTMENT LIFECYCLE FUNDS
         Notes to Financial Statements  . . . . . . . . . . .          53
ASSET MANAGEMENT PORTFOLIOS
         Notes to Financial Statements  . . . . . . . . . . .          56

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Lifecycle Funds may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Investment Funds:

BT INVESTMENT FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 422-6577

BT INVESTMENT FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Investment Lifecycle Funds at the following address:

BT INVESTMENT FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

              BT INVESTMENT LIFECYCLE FUNDS                                  2
              ----------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
==============================================================================
         November, 1995

         Dear Shareholders:

         We are pleased to present your 1995 Semi-Annual Reports for the BT Investment Lifecycle Long Range, Mid Range and Short Range Funds. These Reports provide you with an investment overview as well as a financial summary of the Funds' operations for the six months ended September 30, 1995. We have also included a Letter from the Investment Adviser, detailing the factors that affected the Funds' performance and performance charts which illustrate each Fund's return versus a relevant financial index. Also presented in each Report is a pie chart displaying diversification by assets exposures, financial statements, financial highlights and a listing of each Portfolio's holdings.

         Looking ahead, we will continue to closely observe the economic conditions and how they affect the financial markets.

         We appreciate your ongoing support of the BT Investment Lifecycle Funds and look forward to continuing to serve your investment needs.



         Philip W. Coolidge
         President

              BT INVESTMENT LIFECYCLE FUNDS                                  3
              ----------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
==============================================================================

         The Lifecycle Funds underperformed their benchmarks for the semi-annual period ended September 30, 1995 for two primary reasons. First, each of the Funds maintained a slightly conservative asset allocation, in which it was underexposed to stocks in favor of cash, for most of the period. Thus they did not fully benefit from the equity market's very strong performance during this period.

         Second, the Funds were overweighted in certain sectors of the stock market that underperformed the equity market averages. Toward the end of the six-month period, there was a decided move within the equities market toward defensive and interest rate sensitive sectors. Consumer staples, utilities and financials led, with cyclicals, such as materials, technology, consumer cyclicals and capital goods at the bottom of the performance rankings. Clearly, the market believes that profit growth will be difficult after the gains of the last three years and that economic growth will not be strong enough to maintain profitability for many sectors. Our focus in the equity markets is on earnings growth.

         As for the bond market, there was a short-lived rally in July, when the Federal Reserve Board lowered interest rates. However, interest rates displayed significant volatility after that and they quickly rose, as the market's perception of the economy shifted from an expectation of slowing to one of modest growth.

         - The Lifecycle Long Range Fund returned 11.24% for the six months ended September 30, 1995, as compared to 13.16% for the Asset Allocation Index-Long Range. Since its inception on November 16, 1993, the Fund is up 14.79%. By the end of the period, we increased the Fund's exposure to equities, and as of September 30, 1995, the Fund was extremely close to its benchmark, with asset weightings of 54% in stocks, 35% in bonds, and 11% in cash.

         - The Lifecycle Mid Range Fund returned 8.74% for the six months ended September 30, 1995, as compared to 10.60% for the Asset Allocation Index-Mid Range. Since its inception on October 14, 1993, the Fund is up 8.76%. By the end of the period, we increased the Fund's exposure to equities, and as of September 30, 1995, the Fund exactly matched its benchmark, with asset weightings of 35% in stocks, 45% in bonds, and 20% in cash.

         - The Lifecycle Short Range Fund returned 6.87% for the six months ended September 30, 1995, as compared to 8.05% for the Asset Allocation Index-Short Range. Since its inception on October 15, 1993, the Fund is up 6.35%. By the end of the period, we increased the Fund's exposure to equities, and as of September 30, 1995, the Fund was extremely close to its benchmark, with asset weightings of 15% in stocks, 62% in bonds, and 23% in cash.

         As always, both the allocation and the security selection of the Funds reflect their objectives of providing diversified investment vehicles while limiting downside risk. Looking ahead, we expect to keep the Fund's allocations very close to their benchmark weightings, especially given the current uncertainty about economic growth, Federal Reserve Board policy, and market valuations.

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                 4
              ----------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

         The following graph illustrates the Fund's return versus the S&P 500 Index and the Asset Allocation Index-Long Range since November 30, 1993, assuming a $10,000 initial investment:

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
BT INVESTMENT LIFECYCLE LONG RANGE                [FIGURE 1]
FUND, S&P 500
INDEX AND **ASSET
ALLOCATION INDEX-LONG RANGE


                      S&P Index      BT Fund      Asset Index
11/30/93                10000          10000        10000
12/31/93                10121          10101        10073
3/31/94                  9737           9748         9828
6/30/94                  9778           9601         9819
9/30/94                 10256           9766        10033
12/31/94                10255           9803        10077
3/31/95                 11253          10392        10679
6/30/95                 12327          11077        11362
9/30/95                 13307          11560        12283



        **    Asset Allocation Index-Long Range is comprised of the following:
              55% S&P 500 Index
              35% Salomon Broad Investment Grade Bond Index
              10% T-Bill 3 Month Index

                  TOTAL RETURN
            ENDED SEPTEMBER 30, 1995

      One Year                Since 11/16/93*
       18.37%                     14.79%


*  The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                 5
              ----------------------------------------------------------------


================================================================================================
OBJECTIVE                            Seeks to provide high total return with reduced risk over
                                     the long-term by allocating investments among stocks, bonds and short-term instruments.
------------------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS               Primarily common stocks, corporate and government issued
                                     intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic
                                     and foreign securities and money market instruments.
------------------------------------------------------------------------------------------------
FIVE LARGEST COMMON                  General Electric
STOCK HOLDINGS                       Royal Dutch Petroleum
                                     Procter & Gamble
                                     Merck & Co.
                                     PECO Energy
------------------------------------------------------------------------------------------------
FIVE LARGEST FIXED                   U.S. Treasury Notes (11/30/98@5.125%)
INCOME SECURITIES                    U.S. Treasury Notes (8/31/00@6.25%)
                                     U.S. Treasury Bond (8/15/22@7.25%)
                                     GNMA (7/15/25@8.00%)
                                     U.S. Treasury Notes (8/15/04@7.25%)
================================================================================================
DIVERSIFICATION BY ASSETS            This diversification pie chart shows the Fund's investment
EXPOSURES AS OF                      exposure to the different asset classes (i.e. stocks, bonds
SEPTEMBER 30, 1995                   and cash) based on the risk characteristics of the asset
(unaudited)                          class, rather than the actual instrument. For example, the
                                     Fund may buy or sell a futures contract to increase or
                                     decrease the Fund's exposure to the stock market.


                                   [FIGURE 2]


                 Stocks                                  54%
                 Bonds                                   35%
                 Cash                                    11%

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  6
              ----------------------------------------------------------------


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
==============================================================================

         The following graph illustrates the Fund's return versus the S&P 500 Index and the Asset Allocation Index-Mid Range since October 31, 1993, assuming a $10,000 initial investment:

==============================================================================


COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
BT INVESTMENT LIFECYCLE MID RANGE                 [FIGURE 3]
FUND, S&P 500
INDEX AND **ASSET
ALLOCATION INDEX-MID RANGE

                      The Fund     S&P 500      Asset Allocation Index
10/31/93                10000       10000             10000
12/31/93                 9955       10024             10044
3/31/94                  9580        9644              9778
6/30/94                  9486        9685              9768
9/30/94                  9591       10158              9983
12/31/94                 9620       10157             10027
3/31/95                 10082       11146             10628
6/30/95                 10636       12210             11302
9/30/95                 10964       13180             11756


           **  Asset Allocation Index-Mid Range is comprised of the following:
               35% S&P 500 Index
               45% Salomon Broad Investment Grade Bond Index
               20% T-Bill 3 Month Index

                  TOTAL RETURN
            ENDED SEPTEMBER 30, 1995
      One Year                Since 10/14/93*
       14.31%                      8.76%

*  The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  7
              ----------------------------------------------------------------



==============================================================================================
OBJECTIVE                            Seeks to provide a combination of capital growth and
                                     current income with moderate risk by investing in a
                                     diversified portfolio of high-quality bonds, cash and
                                     stocks of large U.S. and foreign companies.
----------------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS               Primarily common stocks, corporate and government issued
                                     intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic
                                     and foreign securities and money market instruments.
----------------------------------------------------------------------------------------------
FIVE LARGEST COMMON                  General Electric
STOCK HOLDINGS                       Royal Dutch Petroleum
                                     Procter & Gamble
                                     Merck & Co.
                                     PECO Energy
----------------------------------------------------------------------------------------------
FIVE LARGEST FIXED                   U.S. Treasury Notes (11/30/98@5.125%)
INCOME SECURITIES                    U.S. Treasury Notes (8/31/00@6.25%)
                                     U.S. Treasury Notes (8/15/04@7.25%)
                                     U.S. Treasury Notes (6/30/96@6.00%)
                                     U.S. Treasury Notes (11/15/00@8.50%)
==============================================================================================
DIVERSIFICATION BY ASSETS            This diversification pie chart shows the Fund's investment
EXPOSURES AS OF                      exposure to the different asset classes (i.e. stocks, bonds
SEPTEMBER 30, 1995                   and cash) based on the risk characteristics of the asset
(unaudited)                          class, rather than the actual instrument. For example, the
                                     Fund may buy or sell a futures contract to increase or
                                     decrease the Fund's exposure to the stock market.



                                   [FIGURE 4]



                      Bonds                                   45%
                      Stocks                                  35%
                      Cash                                    20%

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND                8
              ----------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
==============================================================================

         The following graph illustrates the Fund's return versus the S&P 500 Index and the Asset Allocation Index-Short Range since October 31, 1993, assuming a $10,000 initial investment:

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE
BT INVESTMENT                                 [FIGURE 5]
LIFECYCLE SHORT
RANGE FUND, S&P 500
INDEX AND **ASSET
ALLOCATION INDEX-SHORT RANGE

                        Index           Fund        Asset
10/31/93                10000          10000        10000
12/31/93                10024           9956        10021
3/31/94                  9644           9713         9835
6/30/94                  9685           9592         9818
9/30/94                 10158           9638         9954
12/31/94                10157           9674        10017
3/31/95                 11146          10012        10485
6/30/95                 12210          10462        11022
9/30/95                 13180          10699        11315

      **  Asset Allocation Index-Short Range is comprised of the following:
          15% S&P 500 Index
          55% Salomon Broad Investment Grade Bond Index
          30% T-Bill 3 Month Index


                  Total Return
            ended September 30, 1995
      One Year                Since 10/15/93*
       11.01%                      6.35%

*   The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND                9
              ----------------------------------------------------------------

==============================================================================================
OBJECTIVE                            Seeks to preserve capital, achieve a high level of income
                                     and provide some potential for capital growth by investing in a diversified portfolio of high-quality of bonds, cash
                                     and stocks of large U.S. and foreign companies.
----------------------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS               Primarily common stocks, corporate and government issued
                                     intermediate to long-term bonds, various government agency issued asset-backed securities, and all types of domestic
                                     and foreign securities and money market instruments.
----------------------------------------------------------------------------------------------
FIVE LARGEST COMMON                  General Electric
STOCK HOLDINGS                       Royal Dutch Petroleum
                                     Procter & Gamble
                                     Merck & Co.
                                     Houston Industries
----------------------------------------------------------------------------------------------
FIVE LARGEST FIXED                   U.S. Treasury Note (8/15/04@7.25%)
INCOME SECURITIES                    GNMA (7/15/25@8.00%)
                                     U.S. Treasury Note (11/30/98@5.125%)
                                     FNMA (7/1/25@8.00%)
                                     GNMA (9/15/23@6.50%)
==============================================================================================
DIVERSIFICATION BY ASSETS            This diversification pie chart shows the Fund's
EXPOSURES AS OF                      investment exposure to the different asset classes
SEPTEMBER 30, 1995                   (i.e. stocks, bonds and cash) based on the risk
(unaudited)                          characteristics of the asset class, rather than
                                     the actual instrument. For example, the Fund may
                                     buy or sell a futures contract to increase or
                                     decrease the Fund's exposure to the stock market.


                                      [FIGURE 6]


                        Bonds                                   62%
                        Cash                                    23%
                        Stocks                                  15%

              BT INVESTMENT LIFECYCLE FUNDS                                 10
              ----------------------------------------------------------------


==============================================================================
ABOUT THE                 PHILIP GREEN
PORTFOLIO MANAGER         VICE PRESIDENT
                          SENIOR PORTFOLIO MANAGER

                          - Manages Tactical Asset Allocation portfolios. Monitors individual strategy and aggregate portfolio risk exposures

                          - Ten years of investment experience at Bankers Trust in a diverse range of assignments all relating to the asset allocation process. Managed global asset allocation portfolios for the last year. Prior to this, spent five years managing currency overlay portfolios and four years managing dynamic hedging and option replication portfolios in the U.S. stock and bond markets.

                          -   Joined Bankers Trust in 1985

                          -   B.S.E.-Wharton School of Business
                              M.B.A.-New York University

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                11
              ----------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investment in Asset Management Portfolio, at Value                                 $35,805,665
-------------------------------------------------------------------------------------------------------
         Receivable for Shares of Beneficial Interest Sold                                      244,391
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                         5,237
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        36,055,293
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    19,420
-------------------------------------------------------------------------------------------------------
         Payable for Shares of Beneficial Interest Redeemed                                     115,740
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   17,352
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                      152,512
-------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 3,261,254 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                    $35,902,781
=======================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($35,902,781/3,261,254 Shares)                                                              $     11.01
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Shares of Beneficial Interest, at Par                                              $     3,261
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                     32,956,374
-------------------------------------------------------------------------------------------------------
         Undistributed Net Investment Income                                                    345,863
-------------------------------------------------------------------------------------------------------
         Undistributed Net Realized Gain from Securities and Futures Transactions               771,118
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,605,379
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       220,786
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $35,902,781
=======================================================================================================


                See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                12
              ----------------------------------------------------------------



STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Income Allocated from Asset Management Portfolio, net                               $  631,445
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                         $ 92,876
-------------------------------------------------------------------------------------------------------
         Shareholders Reports                                                       8,663
-------------------------------------------------------------------------------------------------------
         Registration Fees                                                          8,197
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          3,494
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                795
-------------------------------------------------------------------------------------------------------
         Insurance                                                                    443
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                           114,468
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                 (57,314)       57,154
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           574,291
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Securities Transactions                                         440,514
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Futures Transactions                                            368,417
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,327,854
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       192,888
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                    2,329,673
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $2,903,964
=======================================================================================================


                See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                13
              ----------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                               For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   574,291        $   366,820
----------------------------------------------------------------------------------------------------------
         Net Realized Gain from Securities and Futures Transactions             808,931             36,650
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities
             and Futures Contracts                                            1,520,742            394,165
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           2,903,964            797,635
----------------------------------------------------------------------------------------------------------

FROM DIVIDENDS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                                 (348,172)          (256,078)
----------------------------------------------------------------------------------------------------------
         Net (Decrease) in Net Assets from Dividends                           (348,172)          (256,078)
----------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Transactions in
             Shares of Beneficial Interest                                   19,980,945          7,621,365
----------------------------------------------------------------------------------------------------------

         TOTAL INCREASE IN NET ASSETS                                        22,536,737          8,162,922
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 13,366,044          5,203,122
----------------------------------------------------------------------------------------------------------
         End of Period (including Undistributed Net Investment Income of
         $345,863 and $119,744, for September 1995 and
         March 1995, respectively)                                          $35,902,781        $13,366,044
==========================================================================================================

                See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--LONG RANGE FUND                14
              ----------------------------------------------------------------



FINANCIAL HIGHLIGHTS
============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Lifecycle Long Range Fund.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the period
                                                                          For the                         November 16, 1993
                                                                 six months ended             For the         (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                      (unaudited)      March 31, 1995        March 31, 1994
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                                       $10.07             $  9.68                $10.00
                                                                           ------             -------                ------
Income from Investment Operations
      Net Investment Income                                                  0.20                0.30                  0.02
      Net Realized and Unrealized Gain (Loss) on Securities
           and Futures                                                       0.92                0.32                 (0.34)
                                                                           ------             -------                ------
      Total from Investment Operations                                       1.12                0.62                 (0.32)
                                                                           ------             -------                ------
Less Dividends
      Dividends from Net Investment Income                                  (0.18)              (0.23)                  -00
                                                                           ------             -------                ------
      Total Dividends                                                       (0.18)              (0.23)                  -00
                                                                           ------             -------                ------
Net Asset Value, End of Period                                             $11.01              $10.07                $ 9.68
                                                                           ======             =======                ======
TOTAL INVESTMENT RETURN                                                    11.24%                6.60%                (8.42%)*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                        4.02%*               3.41%                 2.69%*
Ratio of Expenses to Average Net Assets, Including
      Expenses of the Asset Management Portfolio                            1.00%*               1.00%                 1.00%*
Decrease Reflected in Above Expense Ratio Due to Absorption
      of Expenses by Bankers Trust                                          0.56%*               0.91%                 6.00%*
Net Assets, End of Period (000's omitted)                                  $35,903             $13,366                $5,203

*  Annualized


               See Notes to Financial Statements on Pages 53-55

              ASSET MANAGEMENT PORTFOLIO                                    15
              ----------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $161,898,856, including Repurchase Agreement
             amounting to $33,060,340)                                                     $169,979,969
-------------------------------------------------------------------------------------------------------
         Cash                                                                                    42,914
-------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                      2,838,282
-------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                      638,968
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                           189
-------------------------------------------------------------------------------------------------------
         Variation Margin Receivable                                                             47,500
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                       173,547,822
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    78,995
-------------------------------------------------------------------------------------------------------
         Payable for Securities Purchased                                                     4,203,132
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   13,375
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                    4,295,502
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                 $169,252,320
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                   $160,086,761
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            8,081,113
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                     1,084,446
-------------------------------------------------------------------------------------------------------

NET ASSETS, SEPTEMBER 30, 1995                                                             $169,252,320
=======================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     16
              -----------------------------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Dividends                                                             $  753,329
-------------------------------------------------------------------------------------------------------
         Interest                                                               2,664,172
=======================================================================================================
         Total Investment Income                                                            $ 3,417,501
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Advisory Fee                                                             442,103
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                           68,016
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          6,733
-------------------------------------------------------------------------------------------------------
         Insurance                                                                  1,332
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                757
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                           518,941
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                (110,846)      408,095
=======================================================================================================
NET INVESTMENT INCOME                                                                         3,009,406
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from SecuritiesTransactions                                        2,059,702
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Futures Contracts                                             1,778,455
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            6,377,993
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       875,921
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                   11,092,071
=======================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                  $14,101,477
=======================================================================================================

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     17
              -----------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                               For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                               $3,009,406        $ 3,350,844
----------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Futures Transactions    3,838,157            (85,052)
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and Futures Contracts      7,253,914          3,010,076
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                          14,101,477          6,275,868
----------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                      84,519,923         77,053,606
----------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                         (25,897,844)       (23,083,892)
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                58,622,079         53,969,714
----------------------------------------------------------------------------------------------------------

         TOTAL INCREASE IN NET ASSETS                                        72,723,556         60,245,582
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 96,528,764         36,283,182
----------------------------------------------------------------------------------------------------------
         End of Period                                                     $169,252,320        $96,528,764
==========================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     18
              -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the period
                                                                          For the                        September 16, 1993
                                                                 six months ended             For the         (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                       (unaudited)     March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                        4.42%*              3.78%                 2.83%*

Ratio of Expenses to Average Net Assets                                     0.60%*              0.60%                 0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
      Net Assets Due to Absorption of Expenses by Bankers Trust             0.16%*              0.19%                 0.33%*

Portfolio Turnover Rate                                                       48%                 92%                   56%

Net Assets, End of Period (000's omitted)                                $169,252             $96,529               $36,283

*  Annualized


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     19
              -----------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================

                 COMMON STOCKS - 33.95%
-------------------------------------------------------------------
                 AEROSPACE - 0.12%
-------------------------------------------------------------------
     3,000       Lockheed Martin                       $    201,375
===================================================================
                 AIRLINES - 0.39%
-------------------------------------------------------------------
     4,600       AMR (a)                                    331,775
-------------------------------------------------------------------
     4,700       Delta Air Lines                            325,475
-------------------------------------------------------------------
                                                            657,250
===================================================================
                 AUTO RELATED - 2.26%
-------------------------------------------------------------------
    14,200       Chrysler                                   752,600
-------------------------------------------------------------------
    25,400       Dana                                       733,425
-------------------------------------------------------------------
    19,900       Ford Motor                                 619,387
-------------------------------------------------------------------
    24,600       General Motors                           1,153,125
-------------------------------------------------------------------
     6,600       General Motors, Cl E                       300,300
-------------------------------------------------------------------
     5,700       PACCAR                                     266,475
-------------------------------------------------------------------
                                                          3,825,312
===================================================================
                 AVIATION SERVICES - 0.37%
-------------------------------------------------------------------
    26,800       Ogden                                      629,800
===================================================================
                 BANKS - 0.71%
-------------------------------------------------------------------
     1,400       BankAmerica                                 83,825
-------------------------------------------------------------------
     4,200       BayBanks                                   318,675
-------------------------------------------------------------------
     2,500       Citicorp                                   176,875
-------------------------------------------------------------------
     6,200       First Interstate Bancorp                   624,650
-------------------------------------------------------------------
                                                          1,204,025
===================================================================
                 BEVERAGES - 0.90%
-------------------------------------------------------------------
     7,100       Coca Cola                                  489,900
-------------------------------------------------------------------
    20,200       PepsiCo                                  1,030,200
-------------------------------------------------------------------
                                                          1,520,100
===================================================================
                 BROADCASTING - 0.09%
-------------------------------------------------------------------
     2,000       Clear Channel
                 Communications (a)                         151,500
===================================================================
                 BUILDING & CONSTRUCTION - 0.16%
-------------------------------------------------------------------
     9,100       Centex                                     263,900
===================================================================
                 BUILDING FOREST PRODUCTS - 0.13%
-------------------------------------------------------------------
     2,000       Champion International                     107,750
-------------------------------------------------------------------
     9,000       Kaufman & Broad Home                       113,625
-------------------------------------------------------------------
                                                            221,375
===================================================================
                 CHEMICALS - 0.83%
-------------------------------------------------------------------
     3,400       Air Products & Chemical                    177,225
-------------------------------------------------------------------
    11,900       Du Pont (E.I.) De Nemours                  818,125
-------------------------------------------------------------------
     4,100       Monsanto                                   413,075
-------------------------------------------------------------------
                                                          1,408,425
===================================================================
                 COMPUTER - 0.01%
-------------------------------------------------------------------
       300       Bay Networks (a)                            16,012
===================================================================
                 COMPUTER SOFTWARE - 0.99%
-------------------------------------------------------------------
     4,100       Cisco Systems (a)                          282,900
-------------------------------------------------------------------
     6,050       Computer Associates International          255,613
-------------------------------------------------------------------
     1,700       Informix (a)                                55,250
-------------------------------------------------------------------
    10,700       Microsoft (a)                              968,350
-------------------------------------------------------------------
     3,000       Oracle Systems (a)                         115,125
-------------------------------------------------------------------
                                                          1,677,238
===================================================================
                 CONTAINERS - 0.40%
-------------------------------------------------------------------
    12,600       Temple-Inland                              670,950
===================================================================
                 DIVERSIFIED - 0.56%
-------------------------------------------------------------------
    14,000       Textron                                    955,500
===================================================================
                 DRUGS - 1.69%
-------------------------------------------------------------------
    24,500       Merck & Co.                              1,372,000
-------------------------------------------------------------------
    16,600       Pfizer                                     886,025
-------------------------------------------------------------------
    11,600       Schering-Plough                            597,400
-------------------------------------------------------------------
                                                          2,855,425
===================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     20
              -----------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================

                 ELECTRICAL EQUIPMENT - 2.38%
-------------------------------------------------------------------
     4,500       Duracell International                $    201,937
-------------------------------------------------------------------
    42,000       General Electric                         2,677,500
-------------------------------------------------------------------
     2,300       General Instrument (a)                      69,000
-------------------------------------------------------------------
    12,000       Hewlett-Packard                          1,000,500
-------------------------------------------------------------------
     2,000       Linear Technology                           83,000
-------------------------------------------------------------------
                                                          4,031,937
===================================================================
                 ELECTRONICS - 1.63%
-------------------------------------------------------------------
     7,900       AlliedSignal                               348,587
-------------------------------------------------------------------
     5,500       AMP                                        211,750
-------------------------------------------------------------------
     7,100       Intel                                      426,887
-------------------------------------------------------------------
    14,900       Motorola                                 1,137,988
-------------------------------------------------------------------
     9,800       Teradyne (a)                               352,800
-------------------------------------------------------------------
     3,600       Texas Instruments                          287,550
-------------------------------------------------------------------
                                                          2,765,562
===================================================================
                 FINANCIAL SERVICES - 1.14%
-------------------------------------------------------------------
     1,600       Federal National Mortgage Assoc.           165,600
-------------------------------------------------------------------
    10,000       First Data                                 620,000
-------------------------------------------------------------------
     4,500       Household International                    279,000
-------------------------------------------------------------------
     5,500       MBNA                                       228,937
-------------------------------------------------------------------
    11,900       Travelers Group                            632,188
-------------------------------------------------------------------
                                                          1,925,725
===================================================================
                 FOOD SERVICES & LODGING - 0.36%
-------------------------------------------------------------------
    15,900       McDonald's                                 608,175
===================================================================
                 FOODS - 0.88%
-------------------------------------------------------------------
     9,000       CPC International                          594,000
-------------------------------------------------------------------
     3,000       Hershey Foods                              193,125
-------------------------------------------------------------------
     1,800       Premark International                       91,575
-------------------------------------------------------------------
    20,600       Sara Lee                                   612,850
-------------------------------------------------------------------
                                                          1,491,550
===================================================================
                 HEALTH CARE DIVERSIFIED - 0.64%
-------------------------------------------------------------------
    22,800       Abbott Laboratories                        971,850
-------------------------------------------------------------------
     2,200       Columbia/HCA Healthcare                    106,975
-------------------------------------------------------------------
                                                          1,078,825
===================================================================
                 HOSPITAL SUPPLIES & SERVICES - 1.04%
-------------------------------------------------------------------
    17,000       Johnson & Johnson                        1,260,125
-------------------------------------------------------------------
     3,200       St. Jude Medical                           202,400
-------------------------------------------------------------------
     6,000       United Healthcare                          293,250
-------------------------------------------------------------------
                                                          1,755,775
===================================================================
                 HOTELS & MOTELS - 0.12%
-------------------------------------------------------------------
     5,300       Marriott International                     198,087
===================================================================
                 HOUSEHOLD PRODUCTS - 1.13%
-------------------------------------------------------------------
     4,500       Clorox                                     321,188
-------------------------------------------------------------------
    20,600       Procter & Gamble                         1,586,200
-------------------------------------------------------------------
                                                          1,907,388
===================================================================
                 INSURANCE - 1.05%
-------------------------------------------------------------------
    13,050       American International Group             1,109,250
-------------------------------------------------------------------
     4,400       General Re                                 664,400
-------------------------------------------------------------------
                                                          1,773,650
===================================================================
                 LEISURE RELATED - 0.84%
-------------------------------------------------------------------
    16,500       Disney (Walt)                              946,688
-------------------------------------------------------------------
     6,000       Harcourt General                           251,250
-------------------------------------------------------------------
    10,400       Outboard Marine                            223,600
-------------------------------------------------------------------
                                                          1,421,538
===================================================================
                 MACHINERY - AGRICULTURE - 0.29%
-------------------------------------------------------------------
     6,100       Deere & Co.                                496,388
===================================================================



             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     21
              -----------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 MACHINERY - OTHER - 0.14%
-------------------------------------------------------------------
     6,000       Dover                                 $    229,500
===================================================================
                 MANUFACTURING - 0.12%
-------------------------------------------------------------------
     5,600       Millipore                                  210,000
===================================================================
                 METALS - 0.21%
-------------------------------------------------------------------
     6,200       Alcan Aluminum Ltd.                        200,725
-------------------------------------------------------------------
     5,100       ASARCO                                     160,650
-------------------------------------------------------------------
                                                            361,375
===================================================================
                 OFFICE EQUIPMENT - 0.66%
-------------------------------------------------------------------
     8,100       International Business Machines            764,437
-------------------------------------------------------------------
     1,100       Sun Microsystems (a)                        69,300
-------------------------------------------------------------------
    12,500       Unisys (a)                                  98,438
-------------------------------------------------------------------
     1,400       Xerox                                      188,125
-------------------------------------------------------------------
                                                          1,120,300
===================================================================
                 OIL DOMESTIC - 0.46%
-------------------------------------------------------------------
    17,000       Tenneco                                    786,250
===================================================================
                 OIL INTERNATIONAL - 1.79%
-------------------------------------------------------------------
     8,600       Exxon                                      621,350
-------------------------------------------------------------------
    13,100       Royal Dutch Petroleum                    1,608,025
-------------------------------------------------------------------
    12,500       Texaco                                     807,813
-------------------------------------------------------------------
                                                          3,037,188
===================================================================
                 OIL SUPPLIES & CONSTRUCTION - 0.38%
-------------------------------------------------------------------
     9,900       Schlumberger Ltd.                          645,975
===================================================================
                 PAPER - 0.16%
-------------------------------------------------------------------
     6,400       International Paper                        268,800
===================================================================
                 PETROLEUM RELATED - 0.85%
-------------------------------------------------------------------
    17,100       Ashland Oil                                570,713
-------------------------------------------------------------------
     8,000       Atlantic Richfield                         859,000
-------------------------------------------------------------------
                                                          1,429,713
===================================================================
                 PHOTOGRAPHY & OPTICAL - 0.04%
-------------------------------------------------------------------
     1,100       Eastman Kodak                               65,175
===================================================================
                 PRINTING & PUBLISHING - 0.40%
-------------------------------------------------------------------
     3,000       McGraw-Hill                                245,250
-------------------------------------------------------------------
    10,800       Time Warner                                429,300
-------------------------------------------------------------------
                                                            674,550
===================================================================
                 RAILROADS - 0.34%
-------------------------------------------------------------------
     8,300       Conrail                                    570,625
===================================================================
                 REAL ESTATE - 0.15%
-------------------------------------------------------------------
     9,200       Pulte                                      261,050
===================================================================
                 RETAIL - 1.17%
-------------------------------------------------------------------
    12,100       Dayton Hudson                              918,087
-------------------------------------------------------------------
    23,300       Fleming                                    559,200
-------------------------------------------------------------------
    20,300       Wal-Mart Stores                            504,963
-------------------------------------------------------------------
                                                          1,982,250
===================================================================
                 TELECOMMUNICATIONS - 1.22%
-------------------------------------------------------------------
    17,600       AT&T                                     1,157,200
-------------------------------------------------------------------
     4,000       Capital Cities/ABC                         470,500
-------------------------------------------------------------------
    22,200       Comcast, Cl A                              444,000
-------------------------------------------------------------------
                                                          2,071,700
===================================================================
                 TOBACCO - 0.93%
-------------------------------------------------------------------
    28,400       American Brands                          1,199,900
-------------------------------------------------------------------
     4,400       Philip Morris                              367,400
-------------------------------------------------------------------
                                                          1,567,300
===================================================================
                 TRUCKING - SHIPPING - 0.34%
-------------------------------------------------------------------
    22,700       Ryder System                               576,013
===================================================================
                 UTILITY - ELECTRIC - 2.82%
-------------------------------------------------------------------
     3,600       American Electric Power                    130,950
-------------------------------------------------------------------
    31,600       Detroit Edison                           1,019,100
-------------------------------------------------------------------


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     22
              -----------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
    26,100       Houston Industries                    $  1,151,662
-------------------------------------------------------------------
    26,400       Pacific Gas &Electric                      788,700
-------------------------------------------------------------------
    45,300       PECO Energy                              1,296,713
-------------------------------------------------------------------
    21,900       SCE                                        388,725
-------------------------------------------------------------------
                                                          4,775,850
===================================================================
                 UTILITY - NATURAL GAS - 0.54%
-------------------------------------------------------------------
    20,200       ONEOK                                      469,650
-------------------------------------------------------------------
    16,100       Panhandle Eastern                          438,725
-------------------------------------------------------------------
                                                            908,375
===================================================================
                 UTILITY - TELEPHONE - 0.12%
-------------------------------------------------------------------
     3,300       Bell Atlantic                              202,537
===================================================================

TOTAL COMMON STOCKS
(Cost $50,066,756)                                     $ 57,457,313
===================================================================
                 PREFERRED STOCK
                 NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------
                 DIVERSIFIED - 0.00%
-------------------------------------------------------------------
       146       Teledyne (Cost $1,678)                $      2,026
-------------------------------------------------------------------

PRINCIPAL
AMOUNT           CORPORATE DEBENTURES - 2.39%
===================================================================
                 BANKS - 0.67%
-------------------------------------------------------------------
  $220,000       Citicorp, 8.00%, 2/1/03               $    235,356
-------------------------------------------------------------------
   275,000       Dresdner Bank, 6.625%, 9/15/05             273,698
-------------------------------------------------------------------
   100,000       Fleet/Norstar Group, 7.65%, 3/1/97         101,598
-------------------------------------------------------------------
   425,000       International Bank Reconstruction
                 & Development, 8.875%, 3/1/26              521,479
-------------------------------------------------------------------
                                                          1,132,131
===================================================================
                 FINANCIAL SERVICES - 0.73%
-------------------------------------------------------------------
   150,000       Dean Witter Discover, 6.875%, 3/1/03       151,086
-------------------------------------------------------------------
   105,000       Goldman Sachs, 6.3125%, 2/23/98 (b)(e)     105,058
-------------------------------------------------------------------
   195,000       KFW International Finance,
                 8.20%, 6/1/06                              216,076
-------------------------------------------------------------------
   190,000       PaineWebber Group,
                 9.25%, 12/15/01                            209,738
-------------------------------------------------------------------
   155,000       Swedish Export Credit,
                 9.875%, 3/15/38                            170,951
-------------------------------------------------------------------
   380,000       Washington Mutual Savings Bank,
                 7.25%, 8/15/05                             385,949
-------------------------------------------------------------------
                                                          1,238,858
===================================================================
                 INDUSTRIAL - 0.19%
-------------------------------------------------------------------
   220,000       Auburn Hills Trust, 12.00%, 5/1/20         323,245
===================================================================
                 OIL INTERNATIONAL - 0.05%
-------------------------------------------------------------------
    85,000       BHP Finance USA, 7.875%, 12/1/02            90,050
===================================================================
                 RETAIL - 0.25%
-------------------------------------------------------------------
   260,000       J.C. Penney, 6.50%, 6/15/02                258,620
-------------------------------------------------------------------
   150,000       May Department Stores,
                 8.375%, 8/1/24                             161,056
-------------------------------------------------------------------
                                                            419,676
===================================================================
                 UTILITY - ELECTRIC - 0.38%
-------------------------------------------------------------------
   240,000       Delmarva Power & Light,
                 7.71%, 6/1/25                              244,411
-------------------------------------------------------------------
    35,000       Idaho Power, 8.00%, 3/15/04                 37,530
-------------------------------------------------------------------
   140,000       Potomac Edison, 8.00%, 6/1/24              145,601
-------------------------------------------------------------------
   195,000       Virginia Electric & Power,
                 8.625%, 10/1/24                            216,828
-------------------------------------------------------------------
                                                            644,370
===================================================================
                 UTILITY - NATURAL GAS - 0.12%
-------------------------------------------------------------------
   175,000       KN Energy, 9.625%, 8/1/21                  200,558
===================================================================
TOTAL CORPORATE DEBENTURES
(Cost $3,935,646)                                      $  4,048,888
===================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     23
              -----------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
                   CORPORATE DEBENTURES
                   FOREIGN - 0.15%
-------------------------------------------------------------------
                   GERMANY - 0.15%
-------------------------------------------------------------------
    $   260,000    Norddeutsche Landesbank
                   6.875%, 3/10/03 (Cost $249,053)     $    260,813
===================================================================
                   ASSET-BACKED SECURITIES - 9.52%
===================================================================
                   CORPORATE - 0.32%
-------------------------------------------------------------------
                   Standard Credit Card:
-------------------------------------------------------------------
    $   140,000    8.25%, 11/7/03                      $    151,547
-------------------------------------------------------------------
        375,000    7.25%, 4/7/06                            388,452
-------------------------------------------------------------------
                                                            539,999
===================================================================
                   U.S. GOVERNMENT & AGENCIES - 9.20%
-------------------------------------------------------------------
                   FGHLMC: (d)
-------------------------------------------------------------------
         41,215    8.50%, 12/1/24                            42,680
-------------------------------------------------------------------
         29,422    8.50%, 1/1/25                             30,452
-------------------------------------------------------------------
        790,178    8.50%, 2/1/25                            818,269
-------------------------------------------------------------------
        197,671    9.50%, 2/1/25                            208,972
-------------------------------------------------------------------
                   FHLMC: (d)
-------------------------------------------------------------------
        335,000    6.93%, 9/5/00                            338,008
-------------------------------------------------------------------
        222,531    8.50%, 3/1/23                            232,009
-------------------------------------------------------------------
        631,201    8.50%, 3/1/25                            653,880
-------------------------------------------------------------------
                   FNMA: (d)
-------------------------------------------------------------------
        274,673    6.00%, 1/1/01                            270,520
-------------------------------------------------------------------
        325,000    8.625%, 11/10/04                         348,927
-------------------------------------------------------------------
        628,088    7.00%, 9/1/07                            630,443
-------------------------------------------------------------------
        419,896    6.50%, 9/1/08                            414,122
-------------------------------------------------------------------
        643,697    6.00%, 1/1/09                            624,816
-------------------------------------------------------------------
        173,033    7.00%, 5/1/09                            173,682
-------------------------------------------------------------------
        379,003    7.00%, 6/1/09                            380,425
-------------------------------------------------------------------
        390,674    8.00%, 4/1/10                            401,656
-------------------------------------------------------------------
      1,016,471    7.00%, 8/1/10                          1,019,420
-------------------------------------------------------------------
        507,742    7.00%, 9/1/10                            509,169
-------------------------------------------------------------------
      1,500,000    7.50%, 9/1/21                          1,510,310
-------------------------------------------------------------------
        177,580    7.50%, 8/1/23                            178,800
-------------------------------------------------------------------
        440,876    6.50%, 10/1/23                           425,169
-------------------------------------------------------------------
      1,333,412    8.00%, 5/1/25                          1,365,078
-------------------------------------------------------------------
      1,105,978    8.00%, 7/1/25                          1,130,862
-------------------------------------------------------------------
                   GNMA: (d)
-------------------------------------------------------------------
        352,979    7.00%, 9/15/23                           349,007
-------------------------------------------------------------------
        982,862    8.50%, 10/20/24                        1,018,791
-------------------------------------------------------------------
      2,420,816    8.00%, 7/15/25                         2,488,865
-------------------------------------------------------------------
                                                         15,564,332
===================================================================

TOTAL ASSET-BACKED SECURITIES
(Cost $16,011,558)                                     $ 16,104,331
===================================================================
                   GOVERNMENTS FOREIGN - 0.43%
===================================================================
                   CANADA - 0.07%
-------------------------------------------------------------------
    $   125,000    Manitoba, 6.125%, 1/19/04           $    121,006
===================================================================
                   ITALY - 0.05%
-------------------------------------------------------------------
         95,000    Republic of Italy, 6.875%, 9/27/23        86,806
===================================================================
                   NEW ZEALAND - 0.31%
-------------------------------------------------------------------
        445,000    New Zealand Government,
                   8.75%, 12/15/06                          522,536
===================================================================

TOTAL GOVERNMENTS FOREIGN
(Cost $711,094)                                        $    730,348
===================================================================
                   LONG-TERM U.S. TREASURY
                   SECURITIES - 11.76%
-------------------------------------------------------------------
                   U.S. TREASURY BONDS - 2.72%
-------------------------------------------------------------------
   $  1,573,000    8.125%, 8/15/19                     $  1,846,800
-------------------------------------------------------------------


            See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO                                     24
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
     $2,565,000    7.25%, 8/15/22                      $  2,757,374
-------------------------------------------------------------------
                                                          4,604,174
===================================================================
                   U.S. TREASURY NOTES - 9.04%
-------------------------------------------------------------------
      1,000,000    6.00%, 6/30/96                         1,001,716
-------------------------------------------------------------------
      2,095,000    7.50%, 12/31/96                        2,137,227
-------------------------------------------------------------------
      5,610,000    5.125%, 11/30/98                       5,479,413
-------------------------------------------------------------------
         50,000    6.125%, 7/31/00                           50,203
-------------------------------------------------------------------
      3,250,000    6.25%, 8/31/00                         3,281,480
-------------------------------------------------------------------
        820,000    8.50%, 11/15/00                          907,381
-------------------------------------------------------------------
      2,284,000    7.25%, 8/15/04                         2,441,738
-------------------------------------------------------------------
                                                         15,299,158
===================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $19,462,176)                                     $ 19,903,332
===================================================================
                   SHORT-TERM INVESTMENTS  - 42.23%
===================================================================
                   U.S. TREASURY BILLS - 22.70%
-------------------------------------------------------------------
    $ 1,490,000    5.37%, 10/12/95 (c)                 $  1,487,582
-------------------------------------------------------------------
     35,000,000    5.42%, 12/21/95                       34,590,115
-------------------------------------------------------------------
      2,400,000    5.76%, 4/4/96                          2,334,881
-------------------------------------------------------------------
                                                         38,412,578
===================================================================
                   REPURCHASE AGREEMENT - 19.53%
-------------------------------------------------------------------
     33,060,340    Repurchase Agreement with Sanwa
                   Bank, Dated 9/29/95, 6.25%,
                   Principal and Interest in the
                   Amount of $33,071,819, Due 10/02/95,
                   (Collateralized by U.S. Treasury
                   Bonds, Par Value of $31,014,000,
                   7.25%, Due 5/15/04, Value of
                   $33,950,638)                          33,060,340
===================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,460,895)                                     $ 71,472,918
===================================================================
TOTAL INVESTMENTS
(Cost $161,898,856)                          100.43%   $169,979,969
-------------------------------------------------------------------
Liabilities in Excess of Other Assets         (0.43)      (727,649)
-------------------------------------------------------------------
NET ASSETS                                   100.00%   $169,252,320
===================================================================

NUMBER OF
FUTURES                                              NET UNREALIZED
CONTRACTS          FUTURE CONTRACTS                    APPRECIATION
===================================================================
114                S&P 500 December 1995 Long
                   Futures (Market Value $33,527,400)  $    970,821
-------------------------------------------------------------------
152                U.S. Treasury December 1995 Long
                   Futures (Market Value $16,758,000)       113,625
                                                       $  1,084,446
===================================================================

(a) Non-Income Producing Security
(b) Quarterly Floating Rate Note
(c) Held as Collateral for Futures Contracts
(d) The following abbreviations are used in the portfolio descriptions:

    FGHLMC - Federal Gold Home Loan Mortgage Corporation
    FHLMC - Federal Home Loan Mortgage Corporation
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $105,058 or 0.06% of net assets.


            See Notes to Financial Statements on Pages 56 and 57

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  25
              -----------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investment in Asset Management Portfolio II, at Value                              $38,498,755
-------------------------------------------------------------------------------------------------------
         Receivable for Shares of Beneficial Interest Sold                                      190,942
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                         4,403
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        38,694,100
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    14,666
-------------------------------------------------------------------------------------------------------
         Payable for Shares of Beneficial Interest Redeemed                                      57,834
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   16,276
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                       88,776
-------------------------------------------------------------------------------------------------------

NET ASSETS (Applicable to 3,773,389 Outstanding Shares of $0.001 Par Value Per Share,
Unlimited Number of Shares of Beneficial Interest Authorized)                               $38,605,324
=======================================================================================================

NET ASSET VALUE, Subscription and Redemption Price Per Share
($38,605,324/3,773,389 Shares)                                                              $     10.23
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Shares of Beneficial Interest, at Par                                              $     3,773
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                     36,966,436
-------------------------------------------------------------------------------------------------------
         Undistributed Net Investment Income                                                    428,213
-------------------------------------------------------------------------------------------------------
         Accumulated Net Realized (Loss) from Securities and Futures Transactions              (40,216)
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,102,740
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       144,378
=======================================================================================================
NET ASSETS, SEPTEMBER 30, 1995                                                              $38,605,324
=======================================================================================================




               See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  26
              -----------------------------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Income Allocated from Asset Management Portfolio II, net                            $  818,925
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                         $107,227
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          2,988
-------------------------------------------------------------------------------------------------------
         Registration Fees                                                          7,021
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                775
-------------------------------------------------------------------------------------------------------
         Shareholders Reports                                                       9,154
-------------------------------------------------------------------------------------------------------
         Insurance                                                                    443
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                           127,608
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                (61,623)        65,985
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           752,940
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Securities Transactions                                         211,253
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Futures Transactions                                            566,695
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,154,109
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        11,497
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                    1,943,554
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $2,696,494
=======================================================================================================


               See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  27
              -----------------------------------------------------------------



STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                                                For the
                                                                       six months ended           For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   752,940        $   964,057
----------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and
             Futures Transactions                                               777,948           (692,504)
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and
             Futures Contracts                                                1,165,606          1,002,727
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           2,696,494          1,274,280
----------------------------------------------------------------------------------------------------------

FROM DIVIDENDS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                                 (612,278)          (791,477)
----------------------------------------------------------------------------------------------------------
         Net (Decrease) in Net Assets from Dividends                           (612,278)          (791,477)
----------------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Transactions in
             Shares of Beneficial Interest                                   10,788,020          6,080,014
----------------------------------------------------------------------------------------------------------

         TOTAL INCREASE IN NET ASSETS                                        12,872,236          6,562,817
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 25,733,088         19,170,271
----------------------------------------------------------------------------------------------------------
         End of Period (including Undistributed Net Investment
             Income of $428,213 and $287,551, for September
             1995 and March 1995, respectively)                             $38,605,324        $25,733,088
==========================================================================================================

               See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--MID RANGE FUND                  28
              -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Lifecycle Mid Range Fund.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the period
                                                                          For the                          October 14, 1993
                                                                 six months ended             For the      (Commencement of
                                                               September 30, 1995          year ended        Operations) to
                                                                      (unaudited)      March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                                      $  9.61             $  9.45               $ 10.00
                                                                          -------             -------               -------
Income from Investment Operations
Net Investment Income                                                        0.22                0.37                  0.11
      Net Realized and Unrealized Gain (Loss) on Securities
           and Futures Transactions                                          0.61                0.11                 (0.60)
                                                                          -------             -------               -------
Total from Investment Operations                                             0.83                0.48                 (0.49)
                                                                          -------             -------               -------
Less Dividends
      Dividends from Net Investment Income                                  (0.21)              (0.32)                (0.06)
                                                                          -------             -------               -------
Net Asset Value, End of Period                                            $ 10.23             $  9.61               $  9.45
                                                                          =======             =======               =======

TOTAL INVESTMENT RETURN                                                     8.74%               5.24%               (10.48%)*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                        4.56%*              4.01%                 2.77%*
Ratio of Expenses to Average Net Assets, Including
      Expenses of the Asset Management Portfolio II                         1.00%*              1.00%                 1.00%*
Decrease Reflected in Above Expense Ratio Due to Absorption
      of Expenses by Bankers Trust                                          0.55%*              0.76%                 1.10%*
Net Assets, End of Period (000's omitted)                                 $38,605             $25,733               $19,170

*  Annualized


               See Notes to Financial Statements on Pages 53-55

              ASSET MANAGEMENT PORTFOLIO II                                  29
              -----------------------------------------------------------------



STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $37,907,095, including Repurchase Agreement
             amounting to $5,975,881)                                                       $39,009,835
-------------------------------------------------------------------------------------------------------
         Cash                                                                                    42,914
-------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                       2,138,646
-------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                      202,068
-------------------------------------------------------------------------------------------------------
         Variation Margin Receivable                                                              6,312
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                           189
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        41,399,964
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    18,002
-------------------------------------------------------------------------------------------------------
         Payable for Securities Purchased                                                     2,870,686
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   12,510
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                    2,901,198
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                  $38,498,766
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                    $37,251,647
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,102,740
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                       144,379
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $38,498,766
=======================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  30
              -----------------------------------------------------------------


STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Dividends                                                               $102,988
-------------------------------------------------------------------------------------------------------
         Interest                                                                 815,011
-------------------------------------------------------------------------------------------------------
         Total Investment Income                                                             $  917,999
-------------------------------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------------------------------
         Advisory Fee                                                             107,330
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                           16,512
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          1,920
-------------------------------------------------------------------------------------------------------
         Insurance                                                                  1,332
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                729
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                           127,823
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                 (28,750)       99,073
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           818,926
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from SecuritiesTransactions                                          211,253
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Futures Contracts                                               566,695
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                            1,154,109
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        11,498
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                    1,943,555
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $2,762,481
=======================================================================================================

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  31
              -----------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                                                For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   818,926        $ 1,060,282
----------------------------------------------------------------------------------------------------------
         Net Realized Gain (Loss) from Securities and Futures Transactions      777,948           (692,504)
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and Futures Contracts      1,165,607          1,002,727
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           2,762,481          1,370,505
----------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                      12,099,901          7,542,454
----------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                          (1,968,006)        (2,483,935)
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                10,131,895          5,058,519
----------------------------------------------------------------------------------------------------------

         TOTAL INCREASE IN NET ASSETS                                        12,894,376          6,429,024
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 25,604,390         19,175,366
----------------------------------------------------------------------------------------------------------
         End of Period                                                      $38,498,766        $25,604,390
==========================================================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  32
              -----------------------------------------------------------------


FINANCIAL HIGHLIGHTS
===============================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio II.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             For the period
                                                                          For the                          October 14, 1993
                                                                 six months ended            For the          (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                      (unaudited)      March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                       4.96%*               4.41%                3.17%*

Ratio of Expenses to Average Net Assets                                    0.60%*               0.60%                0.60%*

Decrease Reflected in Above Ratio of Expenses to Average
      Net Assets Due to Absorption of Expenses by Bankers Trust            0.17%*               0.27%                0.48%*

Portfolio Turnover Rate                                                       90%                105%                   79%

Net Assets, End of Period (000's omitted)                                 $38,499             $25,604               $19,175

*  Annualized


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  33
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 COMMON STOCKS - 20.57%
-------------------------------------------------------------------
                 AEROSPACE - 0.10%
-------------------------------------------------------------------
       600       Lockheed Martin                        $    40,275
===================================================================
                 AIRLINES - 0.24%
-------------------------------------------------------------------
       600       AMR (a)                                     43,275
-------------------------------------------------------------------
       700       Delta Air Lines                             48,475
-------------------------------------------------------------------
                                                             91,750
===================================================================
                 AUTO RELATED - 1.37%
-------------------------------------------------------------------
     2,000       Chrysler                                   106,000
-------------------------------------------------------------------
     3,900       Dana                                       112,612
-------------------------------------------------------------------
     2,700       Ford Motor                                  84,038
-------------------------------------------------------------------
     3,200       General Motors                             150,000
-------------------------------------------------------------------
       900       General Motors, Cl E                        40,950
-------------------------------------------------------------------
       700       PACCAR                                      32,725
-------------------------------------------------------------------
                                                            526,325
===================================================================
                 AVIATION SERVICES - 0.22%
-------------------------------------------------------------------
     3,600       Ogden                                       84,600
===================================================================
                 BANKS - 0.41%
-------------------------------------------------------------------
       300       BankAmerica                                 17,962
-------------------------------------------------------------------
       500       BayBanks                                    37,938
-------------------------------------------------------------------
       300       Citicorp                                    21,225
-------------------------------------------------------------------
       800       First Interstate Bancorp                    80,600
-------------------------------------------------------------------
                                                            157,725
===================================================================
                 BEVERAGES - 0.59%
-------------------------------------------------------------------
     1,200       Coca Cola                                   82,800
-------------------------------------------------------------------
     2,800       PepsiCo                                    142,800
-------------------------------------------------------------------
                                                            225,600
===================================================================
                 BROADCASTING - 0.06%
-------------------------------------------------------------------
       300       Clear Channel
                 Communications (a)                          22,725
===================================================================
                 BUILDING & CONSTRUCTION - 0.09%
-------------------------------------------------------------------
     1,200       Centex                                      34,800
===================================================================
                 BUILDING FOREST PRODUCTS - 0.08%
-------------------------------------------------------------------
       300       Champion International                      16,162
-------------------------------------------------------------------
     1,200       Kaufman & Broad Home                        15,150
-------------------------------------------------------------------
                                                             31,312
===================================================================
                 CHEMICALS - 0.51%
-------------------------------------------------------------------
       500       Air Products & Chemical                     26,062
-------------------------------------------------------------------
     1,600       Du Pont (E.I.) De Nemours                  110,000
-------------------------------------------------------------------
       600       Monsanto                                    60,450
-------------------------------------------------------------------
                                                            196,512
===================================================================
                 COMPUTER SOFTWARE - 0.62%
-------------------------------------------------------------------
       600       Cisco Systems (a)                           41,400
-------------------------------------------------------------------
       800       Computer Associates International           33,800
-------------------------------------------------------------------
       300       Informix (a)                                 9,750
-------------------------------------------------------------------
     1,500       Microsoft (a)                              135,750
-------------------------------------------------------------------
       500       Oracle Systems (a)                          19,187
-------------------------------------------------------------------
                                                            239,887
===================================================================
                 CONTAINERS - 0.23%
-------------------------------------------------------------------
     1,700       Temple-Inland                               90,525
===================================================================
                 DIVERSIFIED - 0.34%
-------------------------------------------------------------------
     1,900       Textron                                    129,675
===================================================================
                 DRUGS - 1.03%
-------------------------------------------------------------------
     3,400       Merck & Co.                                190,400
-------------------------------------------------------------------
     2,300       Pfizer                                     122,762
-------------------------------------------------------------------
     1,600       Schering-Plough                             82,400
-------------------------------------------------------------------
                                                            395,562
===================================================================
                 ELECTRICAL EQUIPMENT - 1.37%
-------------------------------------------------------------------
       600       Duracell International                      26,925
-------------------------------------------------------------------

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  34
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
     5,600       General Electric                       $   357,000
-------------------------------------------------------------------
       300       General Instrument (a)                       9,000
-------------------------------------------------------------------
     1,600       Hewlett-Packard                            133,400
-------------------------------------------------------------------
                                                            526,325
===================================================================
                 ELECTRONICS - 0.95%
-------------------------------------------------------------------
     1,000       AlliedSignal                                44,125
-------------------------------------------------------------------
       800       AMP                                         30,800
-------------------------------------------------------------------
       800       Intel                                       48,100
-------------------------------------------------------------------
     2,000       Motorola                                   152,750
-------------------------------------------------------------------
     1,400       Teradyne (a)                                50,400
-------------------------------------------------------------------
       500       Texas Instruments                           39,937
-------------------------------------------------------------------
                                                            366,112
===================================================================
                 FINANCIAL SERVICES - 0.77%
-------------------------------------------------------------------
       300       Federal National Mortgage Assoc.            31,050
-------------------------------------------------------------------
     1,300       First Data                                  80,600
-------------------------------------------------------------------
       600       Household International                     37,200
-------------------------------------------------------------------
       700       MBNA                                        29,137
-------------------------------------------------------------------
     2,200       Travelers Group                            116,875
-------------------------------------------------------------------
                                                            294,862
===================================================================
                 FOOD SERVICES & LODGING - 0.22%
-------------------------------------------------------------------
     2,200       McDonald's                                  84,150
===================================================================
                 FOODS - 0.46%
-------------------------------------------------------------------
     1,200       CPC International                           79,200
-------------------------------------------------------------------
       300       Premark International                       15,262
-------------------------------------------------------------------
     2,800       Sara Lee                                    83,300
-------------------------------------------------------------------
                                                            177,762
===================================================================
                 HEALTH CARE DIVERSIFIED - 0.39%
-------------------------------------------------------------------
     3,100       Abbott Laboratories                        132,138
-------------------------------------------------------------------
       400       Columbia/HCA Healthcare                     19,450
-------------------------------------------------------------------
                                                            151,588
===================================================================
                 HOSPITAL SUPPLIES & SERVICES - 0.63%
-------------------------------------------------------------------
     2,300       Johnson & Johnson                          170,488
-------------------------------------------------------------------
       500       St. Jude Medical                            31,625
-------------------------------------------------------------------
       800       United Healthcare                           39,100
-------------------------------------------------------------------
                                                            241,213
===================================================================
                 HOTELS & MOTELS - 0.07%
-------------------------------------------------------------------
       700       Marriott International                      26,163
===================================================================
                 HOUSEHOLD PRODUCTS - 0.67%
-------------------------------------------------------------------
       600       Clorox                                      42,825
-------------------------------------------------------------------
     2,800       Procter & Gamble                           215,600
-------------------------------------------------------------------
                                                            258,425
===================================================================
                 INSURANCE - 0.61%
-------------------------------------------------------------------
     1,700       American International Group               144,500
-------------------------------------------------------------------
       600       General Re                                  90,600
-------------------------------------------------------------------
                                                            235,100
===================================================================
                 LEISURE RELATED - 0.49%
-------------------------------------------------------------------
     2,200       Disney (Walt)                              126,225
-------------------------------------------------------------------
       800       Harcourt General                            33,500
-------------------------------------------------------------------
     1,400       Outboard Marine                             30,100
-------------------------------------------------------------------
                                                            189,825
===================================================================
                 MACHINERY - AGRICULTURE - 0.19%
-------------------------------------------------------------------
       900       Deere & Co.                                 73,238
===================================================================
                 MACHINERY - OTHER - 0.08%
-------------------------------------------------------------------
       800       Dover                                       30,600
===================================================================
                 MANUFACTURING - 0.08%
-------------------------------------------------------------------
       800       Millipore                                   30,000
===================================================================

             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                                  35
              -----------------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 METALS - 0.14%
-------------------------------------------------------------------
       800       Alcan Aluminum Ltd.                      $  25,900
-------------------------------------------------------------------
       900       ASARCO                                      28,350
-------------------------------------------------------------------
                                                             54,250
===================================================================
                 OFFICE EQUIPMENT - 0.41%
-------------------------------------------------------------------
     1,100       International Business Machines            103,812
-------------------------------------------------------------------
       200       Sun Microsystems (a)                        12,600
-------------------------------------------------------------------
     1,700       Unisys (a)                                  13,388
-------------------------------------------------------------------
       200       Xerox                                       26,875
-------------------------------------------------------------------
                                                            156,675
===================================================================
                 OIL DOMESTIC - 0.27%
-------------------------------------------------------------------
     2,300       Tenneco                                    106,375
===================================================================
                 OIL INTERNATIONAL - 1.10%
-------------------------------------------------------------------
     1,300       Exxon                                       93,925
-------------------------------------------------------------------
     1,800       Royal Dutch Petroleum                      220,950
-------------------------------------------------------------------
     1,700       Texaco                                     109,863
-------------------------------------------------------------------
                                                            424,738
===================================================================
                 OIL SUPPLIES & CONSTRUCTION - 0.24%
-------------------------------------------------------------------
     1,400       Schlumberger Ltd.                           91,350
===================================================================
                 PAPER - 0.11%
-------------------------------------------------------------------
     1,000       International Paper                         42,000
===================================================================
                 PETROLEUM RELATED - 0.51%
-------------------------------------------------------------------
     2,300       Ashland Oil                                 76,762
-------------------------------------------------------------------
     1,100       Atlantic Richfield                         118,113
-------------------------------------------------------------------
                                                            194,875
===================================================================
                 PHOTOGRAPHY & OPTICAL - 0.05%
-------------------------------------------------------------------
       300       Eastman Kodak                               17,775
===================================================================
                 PRINTING & PUBLISHING - 0.23%
-------------------------------------------------------------------
       400       McGraw-Hill                                 32,700
-------------------------------------------------------------------
     1,400       Time Warner                                 55,650
-------------------------------------------------------------------
                                                             88,350
===================================================================
                 RAILROADS - 0.21%
-------------------------------------------------------------------
     1,200       Conrail                                     82,500
===================================================================
                 REAL ESTATE - 0.09%
-------------------------------------------------------------------
     1,200       Pulte                                       34,050
===================================================================
                 RETAIL - 0.71%
-------------------------------------------------------------------
     1,600       Dayton Hudson                              121,400
-------------------------------------------------------------------
     3,200       Fleming                                     76,800
-------------------------------------------------------------------
     3,000       Wal-Mart Stores                             74,625
-------------------------------------------------------------------
                                                            272,825
===================================================================
                 TELECOMMUNICATIONS - 0.76%
-------------------------------------------------------------------
     2,400       AT&T                                       157,800
-------------------------------------------------------------------
       500       Capital Cities/ABC                          58,813
-------------------------------------------------------------------
     3,800       Comcast, Cl A                               76,000
-------------------------------------------------------------------
                                                            292,613
===================================================================
                 TOBACCO - 0.58%
-------------------------------------------------------------------
     3,900       American Brands                            164,775
-------------------------------------------------------------------
       700       Philip Morris                               58,450
-------------------------------------------------------------------
                                                            223,225
===================================================================
                 TRUCKING - SHIPPING - 0.20%
-------------------------------------------------------------------
     3,000       Ryder System                                76,125
===================================================================
                 UTILITY - ELECTRIC - 1.68%
-------------------------------------------------------------------
     4,500       Detroit Edison                             145,125
-------------------------------------------------------------------
     3,700       Houston Industries                         163,262
-------------------------------------------------------------------
     3,500       Pacific Gas &Electric                      104,563
-------------------------------------------------------------------
     6,400       PECO Energy                                183,200
-------------------------------------------------------------------
     2,900       SCE                                         51,475
-------------------------------------------------------------------
                                                            647,625
===================================================================


             See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     36
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 UTILITY -  NATURAL GAS - 0.32%
-------------------------------------------------------------------
     2,800       ONEOK                                 $     65,100
-------------------------------------------------------------------
     2,200       Panhandle Eastern                           59,950
-------------------------------------------------------------------
                                                            125,050
===================================================================
                 UTILITY - TELEPHONE - 0.09%
-------------------------------------------------------------------
       600       Bell Atlantic                               36,825
===================================================================
TOTAL COMMON STOCKS
(Cost $6,965,446)                                       $ 7,919,862
===================================================================
                 PREFERRED STOCK
                 NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------
                 DIVERSIFIED - 0.00%
-------------------------------------------------------------------
        19       Teledyne (Cost $275)                    $      264
===================================================================

===================================================================
   PRINCIPAL
   AMOUNT          CORPORATE DEBENTURES - 4.61%
-------------------------------------------------------------------
                   AEROSPACE - 0.20%
-------------------------------------------------------------------
$        75,000    Lockheed, 7.875%, 3/15/23             $   77,406
===================================================================
                   AUTO RELATED - 0.31%
-------------------------------------------------------------------
        120,000    Ford Motor Credit, 5.625%, 3/3/97        119,089
===================================================================
                   BANKS - 1.06%
-------------------------------------------------------------------
         80,000    Citicorp, 8.00%, 2/1/03                   85,584
-------------------------------------------------------------------
        100,000    Dresdner Bank, 6.625%, 9/15/05            99,526
-------------------------------------------------------------------
         50,000    Fleet/Norstar Group, 7.65%, 3/1/97        50,799
-------------------------------------------------------------------
        140,000    International Bank Reconstruction &
                   Development, 8.875%, 3/1/26              171,782
-------------------------------------------------------------------
                                                            407,691
===================================================================
                   FINANCIAL SERVICES - 1.16%
-------------------------------------------------------------------
                   General Motors Acceptance:
         85,000    8.625%, 1/18/01                           92,488
-------------------------------------------------------------------
          7,165    5.55%, 5/15/97                             7,155
-------------------------------------------------------------------
         50,000    Goldman Sachs, 6.3125%, 2/23/98 (b) (e)   50,027
-------------------------------------------------------------------
         55,000    KFW International Finance,
                   8.20%, 6/1/06                             60,945
-------------------------------------------------------------------


PRINCIPAL
 AMOUNT            DESCRIPTION                                VALUE
-------------------------------------------------------------------
$        60,000    PaineWebber Group,
                   9.25%, 12/15/01                           66,233
-------------------------------------------------------------------
         40,000    Swedish Export Credit,
                   9.875%, 3/15/38                           44,116
-------------------------------------------------------------------
        125,000    Washington Mutual Savings Bank,
                   7.25%, 8/15/05                           126,957
-------------------------------------------------------------------
                                                            447,921
===================================================================
                   HOSPITAL SUPPLIES & SERVICES - 0.40%
-------------------------------------------------------------------
                   Columbia/HCA Healthcare:
-------------------------------------------------------------------
         95,000    6.91%, 6/15/05                            95,297
-------------------------------------------------------------------
         50,000    8.70%, 2/10/10                           57, 272
-------------------------------------------------------------------
                                                            152,569
===================================================================
                   INDUSTRIAL - 0.27%
-------------------------------------------------------------------
         70,000    Auburn Hills Trust, 12.00%, 5/1/20       102,851
===================================================================
                   OIL - INTERNATIONAL - 0.21%
-------------------------------------------------------------------
         75,000    BHP Finance USA, 7.875%, 12/1/02          79,456
===================================================================
                   RETAIL - 0.18%
-------------------------------------------------------------------
         65,000    May Department Stores,
                   8.375%, 8/1/24                            69,791
===================================================================
                   UTILITY - ELECTRIC - 0.60%
-------------------------------------------------------------------
         75,000    Delmarva Power & Light,
                   7.71%, 6/1/25                             76,379
-------------------------------------------------------------------
         45,000    Idaho Power, 8.00%, 3/15/04               48,253
-------------------------------------------------------------------
         60,000    Potomac Edison, 8.00%, 6/1/24             62,400
-------------------------------------------------------------------
         40,000    Virginia Electric & Power,
                   8.625%, 10/1/24                           44,477
-------------------------------------------------------------------
                                                            231,509
===================================================================
                   UTILITY - NATURAL GAS - 0.22%
-------------------------------------------------------------------
         75,000    KN Energy, 9.625%, 8/1/21                 85,953
-------------------------------------------------------------------
TOTAL CORPORATE DEBENTURES
(Cost $1,725,115)                                       $ 1,774,236
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     37
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

      PRINCIPAL
      AMOUNT       DESCRIPTION                                VALUE
===================================================================
                   CORPORATE DEBENTURES -
                   FOREIGN - 0.30%
-------------------------------------------------------------------
                   GERMANY - 0.30%
-------------------------------------------------------------------
$       115,000    Norddeutsche Landesbank
                   6.875%, 3/10/03 (Cost $110,157)      $   115,359
===================================================================
                   ASSET- BACKED
                   SECURITIES - 14.04%
-------------------------------------------------------------------
                   CORPORATE - 0.43%
-------------------------------------------------------------------
                   Standard Credit Card:
-------------------------------------------------------------------
$        35,000    8.25%, 11/7/03                       $    37,887
-------------------------------------------------------------------
        125,000    7.25%, 4/7/06                            129,483
-------------------------------------------------------------------
                                                            167,370
===================================================================
                   U.S. GOVERNMENT & AGENCIES - 13.61%
-------------------------------------------------------------------
                   FHLMC: (d)
-------------------------------------------------------------------
        100,000    6.93%, 9/5/00                            100,898
-------------------------------------------------------------------
         74,164    7.50%, 12/1/08                            75,546
-------------------------------------------------------------------
        510,418    9.50%, 2/1/25                            539,600
-------------------------------------------------------------------
                   FNMA: (d)
-------------------------------------------------------------------
        339,778    6.00%, 1/1/01                            333,564
-------------------------------------------------------------------
        140,000    8.625%, 11/10/04                         150,307
-------------------------------------------------------------------
        112,951    8.00%, 7/1/25                            115,492
-------------------------------------------------------------------
                   GNMA: (d)
-------------------------------------------------------------------
        700,000    9.00%, 2/1/21                            737,620
-------------------------------------------------------------------
      1,171,027    6.50%, 9/15/23                         1,130,039
-------------------------------------------------------------------
      2,000,039    8.00%, 7/15/25                         2,056,260
-------------------------------------------------------------------
                                                          5,239,326
===================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $5,448,485)                                       $ 5,406,696
===================================================================
                   GOVERNMENTS FOREIGN - 0.61%
-------------------------------------------------------------------
                   CANADA - 0.31%
-------------------------------------------------------------------
$       125,000    Manitoba, 6.125%, 1/19/04            $   121,006
===================================================================
                   ITALY - 0.10%
-------------------------------------------------------------------
         40,000    Republic of Italy, 6.875%, 9/27/23        36,550
===================================================================
                   NEW ZEALAND - 0.20%
-------------------------------------------------------------------
         65,000    New Zealand Government,
                   8.75%, 12/15/06                           76,326
===================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $227,305)                                         $   233,882
===================================================================
                   LONG-TERM U.S. TREASURY
                   SECURITIES - 19.37%
-------------------------------------------------------------------
                   U.S. TREASURY BONDS - 3.77%
-------------------------------------------------------------------
$       550,000    8.125%, 8/15/19                      $   645,734
-------------------------------------------------------------------
        750,000    7.25%, 8/15/22                           806,250
-------------------------------------------------------------------
                                                          1,451,984
===================================================================
                   U.S. TREASURY NOTES - 15.60%
-------------------------------------------------------------------
      1,050,000    6.00%, 6/30/96                         1,051,802
-------------------------------------------------------------------
        140,000    7.50%, 12/31/96                          142,822
-------------------------------------------------------------------
      1,535,000    5.125%, 11/30/98                       1,499,269
-------------------------------------------------------------------
      1,300,000    6.25%, 8/31/00                         1,312,592
-------------------------------------------------------------------
        845,000    8.50%, 11/15/00                          935,045
-------------------------------------------------------------------
        994,000    7.25%, 8/15/04                         1,062,648
-------------------------------------------------------------------
                                                          6,004,178
===================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $7,328,572)                                       $ 7,456,162
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO II                     38
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
                   SHORT-TERM INVESTMENTS  -  41.83%
-------------------------------------------------------------------
                   U.S. TREASURY BILLS - 26.31%
-------------------------------------------------------------------
$       245,000    5.40%, 10/12/95 (c)                  $   244,603
-------------------------------------------------------------------
     10,000,000    5.42%, 12/21/95                        9,882,890
-------------------------------------------------------------------
                                                         10,127,493
===================================================================
                   REPURCHASE AGREEMENT - 15.52%
-------------------------------------------------------------------
      5,975,881    Repurchase Agreement with Sanwa
                   Bank, Dated 9/29/95, 6.25%,
                   Principal and Interest in the
                   Amount of $5,977,956 Due 10/2/95,
                   (Collateralized by U.S. Treasury
                   Bonds, Par Value of $4,044,000,
                   12.75%, Due 11/15/10, Value of
                   $6,140,561)                            5,975,881
===================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,101,740)                                      $16,103,374
===================================================================
TOTAL INVESTMENTS
(Cost $37,907,095)                            101.33%   $39,009,835
-------------------------------------------------------------------
Liabilities in Excess of Other Assets          (1.33)      (511,069)
-------------------------------------------------------------------
NET ASSETS                                    100.00%   $38,498,766
===================================================================

     NUMBER OF
     FUTURES                                         NET UNREALIZED
     CONTRACTS     DESCRIPTION                         APPRECIATION
===================================================================

                   FUTURES CONTRACTS
-------------------------------------------------------------------
19                 S&P 500 December 1995 Long
                   Futures (Market Value $5,587,900)    $   138,629
-------------------------------------------------------------------
23                 U.S. Treasury December 1995 Long
                   Futures (Market Value $2,535,750)          5,750
-------------------------------------------------------------------
                                                        $   144,379
===================================================================

(a)  Non-Income Producing Security
(b)  Quarterly Floating Rate Note
(c)  Held as Collateral for Futures Contracts
(d)  The following abbreviations are used in the portfolio descriptions:

     FHLMC - Federal Home Loan Mortgage Corporation
     FNMA - Federal National Mortgage Association
     GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $50,027 or 0.13% of net assets.


              See Notes to Financial Statements on Pages 56 and 57

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND               39
              ----------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investment in Asset Management Portfolio III, at Value                             $25,936,220
-------------------------------------------------------------------------------------------------------
         Receivable for Share of Beneficial Interest Sold                                        82,481
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                         4,654
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        26,023,355
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                     6,945
-------------------------------------------------------------------------------------------------------
         Payable for Shares of Beneficial Interest Redeemed                                      17,982
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   17,161
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                       42,088
-------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 2,622,995 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                    $25,981,267
=======================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share
($25,981,267/2,622,995 Shares)                                                              $      9.91
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Shares of Beneficial Interest, at Par                                              $     2,623
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                     25,789,060
-------------------------------------------------------------------------------------------------------
         Undistributed Net Investment Income                                                    325,323
-------------------------------------------------------------------------------------------------------
         Accumulated Net Realized (Loss) from Securities and Futures Transactions              (924,932)
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              794,831
-------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Futures Contracts                                      (5,638)
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $25,981,267
=======================================================================================================

              See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND            40
              -------------------------------------------------------------

STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Income Allocated from Asset Management Portfolio III, net                           $  646,709
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                        $  77,798
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          3,399
-------------------------------------------------------------------------------------------------------
         Shareholders Reports                                                       8,654
-------------------------------------------------------------------------------------------------------
         Registration Fees                                                          7,275
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                775
-------------------------------------------------------------------------------------------------------
         Insurance                                                                    443
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                            98,344
-------------------------------------------------------------------------------------------------------
         Less: Expenses Absorbed by Bankers Trust                                 (50,467)       47,877
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           598,832
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from Securities Transactions                                         323,749
-------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Futures Transactions                                         (329,247)
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              927,117
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        23,675
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                      945,294
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $1,544,126
=======================================================================================================

              See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND         41
              ----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================
                                                                                For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                            $     598,832        $   935,678
----------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities and Futures Transactions            (5,498)          (783,142)
----------------------------------------------------------------------------------------------------------
         Net Unrealized Appeciation on Securities and Futures Contracts         950,792            505,973
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           1,544,126            658,509
----------------------------------------------------------------------------------------------------------
FROM DIVIDENDS AND DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                                 (541,425)          (798,960)
----------------------------------------------------------------------------------------------------------
         Net Realized Gain from Securities and Futures Transactions                   -            (31,898)
----------------------------------------------------------------------------------------------------------
         Net (Decrease) in Net Assets from Dividends and Distributions         (541,425)          (830,858)
----------------------------------------------------------------------------------------------------------
FROM TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Transactions in
----------------------------------------------------------------------------------------------------------
           Shares of Beneficial Interest                                      3,841,428          3,727,528
----------------------------------------------------------------------------------------------------------
         TOTAL INCREASE IN NET ASSETS                                         4,844,129          3,555,179
==========================================================================================================
NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 21,137,138         17,581,959
----------------------------------------------------------------------------------------------------------
         End of Period (including Undistributed Net Investment Income of
           $325,323 and $267,916, for September 1995 and
           March 1995, respectively)                                        $25,981,267        $21,137,138
==========================================================================================================

              See Notes to Financial Statements on Pages 53-55

              BT INVESTMENT LIFECYCLE FUNDS--SHORT RANGE FUND            42
              -------------------------------------------------------------

FINANCIAL HIGHLIGHTS
============================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Lifecycle Short Range Fund.
----------------------------------------------------------------------------

                                                                                                             For the period
                                                                           For the                         October 15, 1993
                                                                  six months ended            For the         (Commencement
                                                                September 30, 1995         year ended     of Operations) to
                                                                       (unaudited)     March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                      $  9.50             $ 9.60                 $10.00
                                                                          -------             ------                 ------

Income from Investment Operations
  Net Investment Income                                                      0.23               0.41                   0.13
  Net Realized and Unrealized Gain (Loss) on Securities
    and Futures Transactions                                                 0.41              (0.13)                 (0.47)
                                                                          -------             ------                 ------
  Total from Investment Operations                                           0.64               0.28                  (0.34)
                                                                          -------             ------                 ------
Less Dividends and Distributions
  Dividends from Net Investment Income                                      (0.23)             (0.37)                 (0.06)
  Distributions from Net Realized Gain from Securities
    and Futures Transactions                                                    -              (0.01)                     -
                                                                          -------             ------                 ------

      Total Dividends and Distributions                                     (0.23)             (0.38)                 (0.06)
                                                                          -------             ------                 ------

Net Asset Value, End of Period                                            $  9.91             $ 9.50                 $ 9.60
                                                                          =======             ======                 ======

TOTAL INVESTMENT RETURN                                                     6.87%              3.08%                 (7.39%)*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                       5.00%*              4.47%                  3.12%*
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Asset Management Portfolio III                           1.00%*              1.00%                  1.00%*
Decrease Reflected in Above Expense Ratio Due to Absorption
  of Expenses by Bankers Trust                                             0.60%*              0.82%                  1.12%*
Net Assets, End of Period (000's omitted)                                 $25,981            $21,137                 $17,582

*  Annualized

              See Notes to Financial Statements on Pages 53-55

              ASSET MANAGEMENT PORTFOLIO III                          43
              ----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=======================================================================================================
September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
         Investments, at Value (Cost $24,938,137, including
           Repurchase Agreement amounting to $2,774,224)                                    $25,732,968
-------------------------------------------------------------------------------------------------------
         Receivable for Securities Sold                                                       2,140,320
-------------------------------------------------------------------------------------------------------
         Cash                                                                                    53,642
-------------------------------------------------------------------------------------------------------
         Dividends and Interest Receivable                                                      179,268
-------------------------------------------------------------------------------------------------------
         Prepaid Expenses                                                                           189
-------------------------------------------------------------------------------------------------------
         Total Assets                                                                        28,106,387
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
         Due to Bankers Trust                                                                    10,322
-------------------------------------------------------------------------------------------------------
         Payable for Securities Purchased                                                     2,142,920
-------------------------------------------------------------------------------------------------------
         Variation Margin Payable                                                                 3,625
-------------------------------------------------------------------------------------------------------
         Accrued Expenses and Accounts Payable                                                   13,289
-------------------------------------------------------------------------------------------------------
         Total Liabilities                                                                    2,170,156
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $25,936,231
=======================================================================================================

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
         Paid-in Capital                                                                    $25,147,038
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              794,831
-------------------------------------------------------------------------------------------------------
         Net Unrealized (Depreciation) on Futures Contracts                                      (5,638)
-------------------------------------------------------------------------------------------------------
NET ASSETS, SEPTEMBER 30, 1995                                                              $25,936,231
=======================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                           44
              -----------------------------------------------------------

STATEMENT OF OPERATIONS
=======================================================================================================
For the six months ended September 30, 1995 (unaudited)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
         Dividends                                                               $ 52,310
-------------------------------------------------------------------------------------------------------
         Interest                                                                 666,287
-------------------------------------------------------------------------------------------------------
         Total Investment Income                                                             $  718,597
-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
         Advisory Fee                                                              77,879
-------------------------------------------------------------------------------------------------------
         Administration and Services Fee                                           11,981
-------------------------------------------------------------------------------------------------------
         Professional Fees                                                          1,793
-------------------------------------------------------------------------------------------------------
         Trustees Fees                                                                729
-------------------------------------------------------------------------------------------------------
         Insurance                                                                  1,332
-------------------------------------------------------------------------------------------------------
         Total Expenses                                                            93,714
-------------------------------------------------------------------------------------------------------
         Less:Expenses Absorbed by Bankers Trust                                  (21,826)       71,888
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           646,709
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
-------------------------------------------------------------------------------------------------------
         Net Realized Gain from SecuritiesTransactions                                          323,749
-------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Futures Transactions                                         (329,247)
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities                                              927,117
-------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Futures Contracts                                        23,675
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                      945,294
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                   $1,592,003
=======================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                          45
              ----------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
==========================================================================================================

                                                                                For the
                                                                       six months ended            For the
                                                                     September 30, 1995         year ended
                                                                            (unaudited)     March 31, 1995
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
         Net Investment Income                                              $   646,709        $ 1,019,467
----------------------------------------------------------------------------------------------------------
         Net Realized (Loss) from Securities and Futures Transactions            (5,498)          (783,153)
-----------------------------------------------------------------------------------------------------------
         Net Unrealized Appreciation on Securities and Futures Contracts        950,792            505,973
----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Operations                           1,592,003            742,287
----------------------------------------------------------------------------------------------------------

FROM CAPITAL TRANSACTIONS
----------------------------------------------------------------------------------------------------------
         Proceeds from Capital Invested                                       4,371,610          5,531,582
----------------------------------------------------------------------------------------------------------
         Value of Capital Withdrawn                                          (1,228,982)        (2,658,595)
-----------------------------------------------------------------------------------------------------------
         Net Increase in Net Assets from Capital Transactions                 3,142,628          2,872,987
----------------------------------------------------------------------------------------------------------

         Total Increase in Net Assets                                         4,734,631          3,615,274
==========================================================================================================

NET ASSETS
----------------------------------------------------------------------------------------------------------
         Beginning of Period                                                 21,201,600         17,586,326
----------------------------------------------------------------------------------------------------------
         End of Period                                                      $25,936,231        $21,201,600
==========================================================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                            46
              ------------------------------------------------------------


FINANCIAL HIGHLIGHTS
=========================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Asset Management Portfolio III.
-------------------------------------------------------------------------

                                                                                                             For the period
                                                                          For the                          October 15, 1993
                                                                 six months ended            For the          (Commencement
                                                               September 30, 1995          year ended     of Operations) to
                                                                       (unaudited)     March 31, 1995        March 31, 1994
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average Net Assets                        5.40%*               4.87%                3.51%*

Ratio of Expenses to Average Net Assets                                     0.60%*               0.60%                0.60%*

Decrease Reflected in Above Ratio of Expenses to Average

Net Assets Due to Absorption of Expenses by Bankers Trust                   0.18%*               0.30%                0.49%*

Portfolio Turnover Rate                                                       95%                111%                84.30%

Net Assets, End of Period (000's omitted)                                 $25,936             $21,202               $17,586


*  Annualized


              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                    47
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 COMMON STOCKS - 16.33%
-------------------------------------------------------------------
                 AEROSPACE - 0.05%
-------------------------------------------------------------------
       200       Lockheed Martin                        $    13,425
===================================================================
                 AIRLINES - 0.19%
-------------------------------------------------------------------
       400       AMR (a)                                     28,850
-------------------------------------------------------------------
       300       Delta Air Lines                             20,775
-------------------------------------------------------------------
                                                             49,625
===================================================================
                 AUTO RELATED - 1.04%
-------------------------------------------------------------------
     1,000       Chrysler                                    53,000
-------------------------------------------------------------------
     1,700       Dana                                        49,087
-------------------------------------------------------------------
     1,500       Ford Motor                                  46,687
-------------------------------------------------------------------
     1,700       General Motors                              79,688
-------------------------------------------------------------------
       400       General Motors, Cl E                        18,200
-------------------------------------------------------------------
       500       PACCAR                                      23,375
-------------------------------------------------------------------
                                                            270,037
===================================================================
                 AVIATION SERVICES - 0.18%
-------------------------------------------------------------------
     2,000       Ogden                                       47,000
===================================================================
                 BANKS - 0.40%
-------------------------------------------------------------------
       200       BankAmerica                                 11,975
-------------------------------------------------------------------
       300       BayBanks                                    22,762
-------------------------------------------------------------------
       200       Citicorp                                    14,150
-------------------------------------------------------------------
       400       First Interstate Bancorp                    40,300
-------------------------------------------------------------------
       200       SunTrust Banks                              13,225
-------------------------------------------------------------------
                                                            102,412
===================================================================
                 BEVERAGES - 0.46%
-------------------------------------------------------------------
       700       Coca Cola                                   48,300
-------------------------------------------------------------------
     1,400       Pepsico                                     71,400
-------------------------------------------------------------------
                                                            119,700
===================================================================
                 BROADCASTING - 0.03%
-------------------------------------------------------------------
       100       Clear Channel Communications (a)             7,575
===================================================================
                 BUILDING & CONSTRUCTION - 0.08%
-------------------------------------------------------------------
       700       Centex                                      20,300
===================================================================
                 BUILDING FOREST PRODUCTS - 0.08%
-------------------------------------------------------------------
       200       Champion International                      10,775
-------------------------------------------------------------------
       700       Kaufman &Broad Home                          8,837
-------------------------------------------------------------------
                                                             19,612
===================================================================
                 CHEMICALS - 0.39%
-------------------------------------------------------------------
       300       Air Products & Chemical                     15,637
-------------------------------------------------------------------
       800       Du Pont (E.I.) De Nemours                   55,000
-------------------------------------------------------------------
       300       Monsanto                                    30,225
-------------------------------------------------------------------
                                                            100,862
===================================================================
                 COMPUTER SOFTWARE - 0.48%
-------------------------------------------------------------------
       300       Cisco Systems (a)                           20,700
-------------------------------------------------------------------
       400       Computer Associates International           16,900
-------------------------------------------------------------------
       100       Informix (a)                                 3,250
-------------------------------------------------------------------
       800       Microsoft (a)                               72,400
-------------------------------------------------------------------
       300       Oracle Systems (a)                          11,512
-------------------------------------------------------------------
                                                            124,762
===================================================================
                 CONTAINERS - 0.21%
-------------------------------------------------------------------
     1,000       Temple-Inland                               53,250
===================================================================
                 COSMETICS - 0.02%
-------------------------------------------------------------------
       100       Gillette                                     4,762
===================================================================
                 DIVERSIFIED - 0.26%
-------------------------------------------------------------------
     1,000       Textron                                     68,250
===================================================================
                 DRUGS - 0.75%
-------------------------------------------------------------------
     1,700       Merck & Co.                                 95,200
-------------------------------------------------------------------
     1,100       Pfizer                                      58,712
-------------------------------------------------------------------
       800       Schering-Plough                             41,200
-------------------------------------------------------------------
                                                            195,112
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                    48
              ----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 ELECTRICAL EQUIPMENT - 1.08%
-------------------------------------------------------------------
       300       Duracell International                 $    13,462
-------------------------------------------------------------------
     3,100       General Electric                           197,625
-------------------------------------------------------------------
       100       General Instrument (a)                       3,000
-------------------------------------------------------------------
       800       Hewlett-Packard                             66,700
-------------------------------------------------------------------
                                                            280,787
===================================================================
                 ELECTRONICS - 0.78%
-------------------------------------------------------------------
       600       AlliedSignal                                26,475
-------------------------------------------------------------------
       500       AMP                                         19,250
-------------------------------------------------------------------
       400       Intel                                       24,050
-------------------------------------------------------------------
     1,100       Motorola                                    84,012
-------------------------------------------------------------------
       700       Teradyne (a)                                25,200
-------------------------------------------------------------------
       300       Texas Instruments                           23,963
-------------------------------------------------------------------
                                                            202,950
===================================================================
                 FINANCIAL SERVICES - 0.65%
-------------------------------------------------------------------
       100       Federal National Mortgage Assoc.            10,350
-------------------------------------------------------------------
       700       First Data                                  43,400
-------------------------------------------------------------------
       300       Household International                     18,600
-------------------------------------------------------------------
       400       MBNA                                        16,650
-------------------------------------------------------------------
     1,500       Travelers Group                             79,688
-------------------------------------------------------------------
                                                            168,688
===================================================================
                 FOOD SERVICES & LODGING - 0.16%
-------------------------------------------------------------------
     1,100       McDonald's                                  42,075
===================================================================
                 FOODS - 0.40%
-------------------------------------------------------------------
       600       CPC International                           39,600
-------------------------------------------------------------------
       200       Premark International                       10,175
-------------------------------------------------------------------
     1,400       Sara Lee                                    41,650
-------------------------------------------------------------------
       100       Unilever N.V., ADR                          13,000
-------------------------------------------------------------------
                                                            104,425
===================================================================
                 HEALTH CARE DIVERSIFIED - 0.40%
-------------------------------------------------------------------
     2,100       Abbott Laboratories                         89,512
-------------------------------------------------------------------
       300       Columbia/HCA Healthcare                     14,588
-------------------------------------------------------------------
                                                            104,100
===================================================================
                 HOSPITAL SUPPLIES & SERVICES - 0.47%
-------------------------------------------------------------------
     1,200       Johnson & Johnson                           88,950
-------------------------------------------------------------------
       200       St. Jude Medical                            12,650
-------------------------------------------------------------------
       400       United Healthcare                           19,550
-------------------------------------------------------------------
                                                            121,150
===================================================================
                 HOTELS & MOTELS - 0.06%
-------------------------------------------------------------------
       400       Marriott International                      14,950
===================================================================
                 HOUSEHOLD PRODUCTS - 0.50%
-------------------------------------------------------------------
       300       Clorox                                      21,413
-------------------------------------------------------------------
     1,400       Procter & Gamble                           107,800
-------------------------------------------------------------------
                                                            129,213
===================================================================
                 INSURANCE - 0.45%
-------------------------------------------------------------------
       850       American International Group                72,250
-------------------------------------------------------------------
       300       General Re                                  45,300
-------------------------------------------------------------------
                                                            117,550
===================================================================
                 LEISURE RELATED - 0.40%
-------------------------------------------------------------------
     1,200       Disney (Walt)                               68,850
-------------------------------------------------------------------
       400       Harcourt General                            16,750
-------------------------------------------------------------------
       800       Outboard Marine                             17,200
-------------------------------------------------------------------
                                                            102,800
===================================================================
                 MACHINERY - AGRICULTURE - 0.15%
-------------------------------------------------------------------
       500       Deere &Co.                                  40,688
===================================================================
                 MANUFACTURING - 0.06%
-------------------------------------------------------------------
       400       Millipore                                   15,000
===================================================================

              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                      49
             ------------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 METALS - 0.07%
-------------------------------------------------------------------
       600       Alcan Aluminum Ltd.                    $    19,425
===================================================================
                 OFFICE EQUIPMENT - 0.32%
-------------------------------------------------------------------
       600       International Business Machines             56,625
-------------------------------------------------------------------
       100       Sun Microsystems (a)                         6,300
-------------------------------------------------------------------
       900       Unisys (a)                                   7,087
-------------------------------------------------------------------
       100       Xerox                                       13,438
-------------------------------------------------------------------
                                                             83,450
===================================================================
                 OIL DOMESTIC - 0.22%
-------------------------------------------------------------------
       100       Enron Oil & Gas                              2,175
-------------------------------------------------------------------
     1,200       Tenneco                                     55,500
-------------------------------------------------------------------
                                                             57,675
===================================================================
                 OIL INTERNATIONAL - 0.86%
-------------------------------------------------------------------
       700       Exxon                                       50,575
-------------------------------------------------------------------
       100       Mobil                                        9,963
-------------------------------------------------------------------
       900       Royal Dutch Petroleum                      110,475
-------------------------------------------------------------------
       800       Texaco                                      51,700
-------------------------------------------------------------------
                                                            222,713
===================================================================
                 OIL SUPPLIES & CONSTRUCTION - 0.18%
-------------------------------------------------------------------
       700       Schlumberger Ltd.                           45,675
===================================================================
                 PAPER - 0.10%
-------------------------------------------------------------------
       600       International Paper                         25,200
===================================================================
                 PETROLEUM RELATED - 0.41%
-------------------------------------------------------------------
       200       Amoco                                       12,825
-------------------------------------------------------------------
     1,200       Ashland Oil                                 40,050
-------------------------------------------------------------------
       500       Atlantic Richfield                          53,688
-------------------------------------------------------------------
                                                            106,563
===================================================================
                 PHOTOGRAPHY & OPTICAL - 0.05%
-------------------------------------------------------------------
       200       Eastman Kodak                               11,850
===================================================================
                 PRINTING & PUBLISHING - 0.15%
-------------------------------------------------------------------
       200       McGraw-Hill                                 16,350
-------------------------------------------------------------------
       600       Time Warner                            $    23,850
-------------------------------------------------------------------
                                                             40,200
===================================================================
                 RAILROADS - 0.19%
-------------------------------------------------------------------
       700       Conrail                                     48,125
===================================================================
                 REAL ESTATE - 0.08%
-------------------------------------------------------------------
       700       Pulte                                       19,863
===================================================================
                 RETAIL - 0.59%
-------------------------------------------------------------------
       900       Dayton Hudson                               68,288
-------------------------------------------------------------------
     1,700       Fleming                                     40,800
-------------------------------------------------------------------
     1,800       Wal-Mart Stores                             44,775
-------------------------------------------------------------------
                                                            153,863
===================================================================
                 TELECOMMUNICATIONS - 0.71%
-------------------------------------------------------------------
     1,300       AT&T                                        85,475
-------------------------------------------------------------------
       300       Capital Cities/ABC                          35,288
-------------------------------------------------------------------
     3,200       Comcast, Cl A                               64,000
-------------------------------------------------------------------
                                                            184,763
===================================================================
                 TOBACCO - 0.47%
-------------------------------------------------------------------
     2,100       American Brands                             88,725
-------------------------------------------------------------------
       400       Philip Morris                               33,400
-------------------------------------------------------------------
                                                            122,125
===================================================================
                 TRUCKING - SHIPPING - 0.17%
-------------------------------------------------------------------
     1,700       Ryder System                                43,138
===================================================================
                 UTILITY - ELECTRIC - 1.31%
-------------------------------------------------------------------
     2,200       Detroit Edison                              70,950
-------------------------------------------------------------------
     2,100       Houston Industries                          92,662
-------------------------------------------------------------------
     1,900       Pacific Gas & Electric                      56,763
-------------------------------------------------------------------
     3,200       PECO Energy                                 91,600
-------------------------------------------------------------------
     1,600       SCE                                         28,400
-------------------------------------------------------------------
                                                            340,375
===================================================================


              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                     50
             -----------------------------------------------------


SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)


    SHARES       DESCRIPTION                                  VALUE
===================================================================
                 UTILITY - NATURAL GAS - 0.27%
-------------------------------------------------------------------
     1,600       ONEOK                                  $    37,200
-------------------------------------------------------------------
     1,200       Panhandle Eastern                           32,700
-------------------------------------------------------------------
                                                             69,900
===================================================================
TOTAL COMMON STOCKS
(Cost $3,716,793)                                       $ 4,235,963
===================================================================
                 PREFERRED STOCK
                 NON-CONVERTIBLE - 0.00%
-------------------------------------------------------------------
                 DIVERSIFIED - 0.00%
-------------------------------------------------------------------
        10       Teledyne (Cost $147)                   $       139
===================================================================

PRINCIPAL
AMOUNT             CORPORATE DEBENTURES - 9.95%
-------------------------------------------------------------------
                   AEROSPACE - 0.48%
-------------------------------------------------------------------
     $  120,000    Lockheed, 7.875%, 3/15/23            $   123,850
===================================================================
                   BANKS - 2.19%
-------------------------------------------------------------------
        115,000    Citicorp, 8.00%, 2/1/03                  123,027
-------------------------------------------------------------------
        120,000    Dresdner Bank, 6.625%, 9/15/05           119,432
-------------------------------------------------------------------
         60,000    Fleet/Norstar Group, 7.65%, 3/1/97        60,959
-------------------------------------------------------------------
        215,000    International Bank Reconstruction
                   & Development, 8.875%, 3/1/26            263,807
-------------------------------------------------------------------
                                                            567,225
===================================================================
                   FINANCIAL SERVICES - 3.04%
-------------------------------------------------------------------
         50,000    Dean Witter Discover,
                   6.875%, 3/1/03                            50,362
-------------------------------------------------------------------
        150,000    Ford Motor Credit, 5.625%, 3/3/97        148,861
-------------------------------------------------------------------
                   General Motors Acceptance:
          6,354    5.55%, 5/15/97                             6,345
        110,000    8.625%, 1/18/01                          119,690
-------------------------------------------------------------------
         60,000    Goldman Sachs,
                   6.3125%, 2/23/98 (b) (e)                  60,033
-------------------------------------------------------------------
         70,000    KFW International Finance,
                   8.20%, 6/1/06                             77,566
-------------------------------------------------------------------
         90,000    PaineWebber Group,
                   9.25%, 12/15/01                           99,350
-------------------------------------------------------------------
         50,000    Swedish Export Credit,
                   9.875%, 3/15/38                           55,145
-------------------------------------------------------------------
        170,000    Washington Mutual Savings Bank,
                   7.25%, 8/15/05                           172,661
-------------------------------------------------------------------
                                                            790,013
===================================================================
                   HOSPITAL SUPPLIES & SERVICES - 0.81%
-------------------------------------------------------------------
                   Columbia/HCA Healthcare:
-------------------------------------------------------------------
        130,000    6.91%, 6/15/05                           130,407
-------------------------------------------------------------------
         70,000    8.70%, 2/10/10                            80,181
-------------------------------------------------------------------
                                                            210,588
===================================================================
                   INDUSTRIAL - 0.62%
-------------------------------------------------------------------
        110,000    Auburn Hills Trust, 12.00%, 5/1/20       161,623
===================================================================
                   OIL - INTERNATIONAL - 0.37%
-------------------------------------------------------------------
         90,000    BHP Finance USA, 7.875%, 12/1/02          95,347
===================================================================
                   RETAIL - 0.81%
-------------------------------------------------------------------
        125,000    J.C. Penney, 6.50%, 6/15/02              124,337
-------------------------------------------------------------------
         80,000    May Department Stores,
                   8.375%, 8/1/24                            85,896
-------------------------------------------------------------------
                                                            210,233
===================================================================
                   UTILITY - ELECTRIC - 1.19%
-------------------------------------------------------------------
        120,000    Delmarva Power & Light,
                   7.71%, 6/1/25                            122,206
-------------------------------------------------------------------
         50,000    Idaho Power, 8.00%, 3/15/04               53,614
-------------------------------------------------------------------
         75,000    Potomac Edison, 8.00%, 6/1/24             78,000
-------------------------------------------------------------------
         50,000    Virginia Electric & Power,
                   8.625%, 10/1/24                           55,597
-------------------------------------------------------------------
                                                            309,417
===================================================================
                   UTILITY - NATURAL GAS - 0.44%
-------------------------------------------------------------------
        100,000    KN Energy, 9.625%, 8/1/21                114,604
===================================================================



              See Notes to Financial Statements on Pages 56 and 57

             ASSET MANAGEMENT PORTFOLIO III                      51
-------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)
PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
TOTAL CORPORATE DEBENTURES
(Cost $2,514,378)                                       $ 2,582,900
-------------------------------------------------------------------
                   CORPORATE DEBENTURE-
                   FOREIGN - 0.54%
-------------------------------------------------------------------
                   GERMANY - 0.54%
-------------------------------------------------------------------
     $  140,000    Norddeutsche Landesbank
                   6.875%, 3/10/03 (Cost $134,105)      $   140,438
===================================================================
                   ASSET-BACKED SECURITIES - 27.52%
-------------------------------------------------------------------
                   CORPORATE - 0.49%
-------------------------------------------------------------------
                   Standard Credit Card:
-------------------------------------------------------------------
     $   45,000    8.25%, 11/7/03                       $    48,712
-------------------------------------------------------------------
         75,000    7.25%, 4/7/06                             77,690
-------------------------------------------------------------------
                                                            126,402
===================================================================
                   U.S. GOVERNMENT & AGENCIES - 27.03%
-------------------------------------------------------------------
                   FHLMC: (d)
-------------------------------------------------------------------
        170,000    6.93%, 9/5/00                            171,526
-------------------------------------------------------------------
         30,279    8.50%, 3/1/23                             31,568
-------------------------------------------------------------------
        413,697    9.50%, 2/1/25                            419,906
-------------------------------------------------------------------
                   FNMA: (d)
-------------------------------------------------------------------
        379,937    6.00%, 1/1/01                            374,192
-------------------------------------------------------------------
        180,000    8.625%, 11/10/04                         193,252
-------------------------------------------------------------------
        228,089    7.00%, 5/1/09                            228,945
-------------------------------------------------------------------
        317,991    8.00%, 4/1/10                            326,930
-------------------------------------------------------------------
        413,697    7.00%, 1/1/24                            408,008
-------------------------------------------------------------------
      1,350,705    8.00%, 7/1/25                          1,381,096
-------------------------------------------------------------------
                   GNMA: (d)
-------------------------------------------------------------------
      1,367,798    6.50%, 9/15/23                         1,319,923
-------------------------------------------------------------------
      2,096,896    8.00%, 7/15/25                         2,155,839
-------------------------------------------------------------------
                                                          7,011,185
===================================================================
TOTAL ASSET-BACKED SECURITIES
(Cost $7,185,904)                                       $ 7,137,587
===================================================================
                   GOVERNMENTS FOREIGN - 1.03%
-------------------------------------------------------------------
                   CANADA - 0.47%
-------------------------------------------------------------------
     $  125,000    Manitoba, 6.125%, 1/19/04            $   121,006
===================================================================
                   ITALY - 0.20%
-------------------------------------------------------------------
         55,000    Republic of Italy, 6.875%, 9/27/23        50,256
===================================================================
                   NEW ZEALAND - 0.36%
-------------------------------------------------------------------
         80,000    New Zealand Government,
                   8.75%, 12/15/06                           93,939
===================================================================
TOTAL GOVERNMENTS FOREIGN
(Cost $ 256,003)                                        $   265,201
===================================================================
                   LONG-TERM U.S. TREASURY
                   SECURITIES - 21.22%
-------------------------------------------------------------------
                   U.S. TREASURY BONDS - 3.89%
-------------------------------------------------------------------
     $  476,000    8.125%, 8/15/19                      $   558,853
-------------------------------------------------------------------
        419,000    7.25%, 8/15/22                           450,425
-------------------------------------------------------------------
                                                          1,009,278
===================================================================
                   U.S. TREASURY NOTES - 17.33%
-------------------------------------------------------------------
         40,000    6.00%, 6/30/96                           400,687
-------------------------------------------------------------------
        150,000    7.50%, 12/31/96                          153,023
-------------------------------------------------------------------
      1,690,000    5.125%, 11/30/98                       1,650,661
-------------------------------------------------------------------
      2,142,000    7.25%, 8/15/04                         2,289,931
-------------------------------------------------------------------
                                                          4,494,302
===================================================================
TOTAL LONG-TERM U.S. TREASURY SECURITIES
(Cost $5,266,732)                                       $ 5,503,580
===================================================================


              See Notes to Financial Statements on Pages 56 and 57

              ASSET MANAGEMENT PORTFOLIO III                     52
              -----------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================
September 30, 1995 (unaudited)

PRINCIPAL
AMOUNT             DESCRIPTION                                VALUE
===================================================================
                   SHORT-TERM INVESTMENTS  -  22.63%
-------------------------------------------------------------------
                   UNITED STATES TREASURY BILLS - 11.93%
-------------------------------------------------------------------
        $95,000    5.40%, 10/12/95 (c)                  $    94,848
-------------------------------------------------------------------
      2,000,000    5.42%, 12/21/95                        1,976,578
-------------------------------------------------------------------
      1,050,000    5.76%, 4/4/96                          1,021,510
-------------------------------------------------------------------
                                                          3,092,936
===================================================================
                   REPURCHASE AGREEMENT - 10.70%
-------------------------------------------------------------------
      2,774,224    Repurchase Agreement with Sanwa
                   Bank, Dated 9/29/95, 6.25%,
                   Principal and Interest in the
                   Amount of $2,775,187, Due 10/02/95,
                   (Collateralized by U.S. Treasury
                   Bonds, Par Value of $1,877,000,
                   12.75%, Due 11/15/10, Value
                   of $2,850,107)                         2,774,224
===================================================================
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,864,075)                                       $ 5,867,160
===================================================================
TOTAL INVESTMENTS
(Cost $24,938,137)                            99.22%    $25,732,968
-------------------------------------------------------------------
Other Assets in Excess of Liabilities          0.78         203,263
-------------------------------------------------------------------
NET ASSETS                                   100.00%    $25,936,231
===================================================================


     NUMBER OF
     FUTURES                                         NET UNREALIZED
     CONTRACTS    DESCRIPTION                        (DEPRECIATION)
===================================================================
                   FUTURES CONTRACTS
-------------------------------------------------------------------
     1             S&P 500 December 1995 Short Futures
                   (Market Value $294,100)             $    (4,700)
-------------------------------------------------------------------
     6             U.S. Treasury December 1995 Short
                   Futures (Market Value $661,500)            (938)
-------------------------------------------------------------------
                                                       $    (5,638)
===================================================================

(a)  Non-Income Producing Security
(b)  Quarterly Floating Rate Note
(c)  Held as Collateral for Futures Contracts
(d)  The following abbreviations are used in the portfolio descriptions:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $60,033 or 0.23% of net assets.

             See Notes to Financial Statements on Pages 56 and 57

             BT INVESTMENT LIFECYCLE FUNDS                       53
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Lifecycle Long Range Fund, Mid Range Fund and Short Range Fund (each a "Fund", and collectively, the "Funds") are three of the funds offered to investors by the Trust. The Long Range Fund commenced operations and began offering shares of beneficial interest on November 16, 1993. The Mid Range Fund commenced operations and began offering shares of beneficial interest on October 14, 1993. The Short Range Fund commenced operations and began offering shares of beneficial interest on October 15, 1993. The Long Range Fund, Mid Range Fund and Short Range Fund invest substantially all of their assets in the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio" and collectively, the "Portfolios") respectively. The Portfolios are open-end management investment companies registered under the Act. The Funds seek to achieve their investment objectives by investing all of their investable assets in the respective Portfolio. The value of such investment in the Portfolios reflects each Fund's proportionate interest in the net assets of the respective Portfolio. At September 30, 1995, the Long Range Fund's investment was approximately 21% of the Asset Management Portfolio, the Mid Range Fund's investment was approximately 100% of the Asset Management Portfolio II and the Short Range Fund's investment was approximately 100% of the Asset Management Portfolio III. The financial statements of each of the Portfolios, including the Schedules of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

Each of the Funds earns income, net of expenses, daily on its investment in the respective Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of each Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is each Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

Each of the Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Federal Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of each of the Funds. Expenses directly attributable to each Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

               BT INVESTMENT LIFECYCLE FUNDS                     54
               ----------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Funds in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of each Fund's average daily net assets. For the six months ended September 30, 1995, these fees aggregated $92,876, $107,227 and $77,798 for the Long Range Fund, Mid Range Fund and Short Range Fund, respectively.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of each Fund's shares. For the six months ended September 30, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Fund, to the extent necessary, to limit all expenses to 0.40 of 1% of the average daily net assets of each Fund, excluding expenses of the respective Portfolios and 1.00 of 1% of the average daily net assets of each Fund, including expenses of the respective Portfolios. For the six months ended September 30, 1995, expenses of the Long Range Fund, Mid Range Fund and Short Range Fund have been reduced $57,314, $61,623 and $50,467, respectively.

Each of the Funds is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which each of the Funds sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000. Certain trustees and officers of the Funds are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Funds. Similarly, none of the Funds' officers received compensation from the Funds.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

LONG RANGE FUND

                            For the
                        six months ended                          For the
                       September 30, 1995                        year ended
                          (unaudited)                          March 31, 1995
                      ------------------                   ----------------------
                     Shares         Amount                 Shares          Amount
                     ------         ------                 ------          ------
Sold                2,534,757    $26,191,035              882,368       $ 8,527,326
Reinvested             33,388        348,153               26,988           256,062
Redeemed             (633,744)    (6,558,243)            (120,211)       (1,162,023)
                    ---------    -----------             --------       -----------
Net Increase        1,934,401    $19,980,945              789,145       $ 7,621,365
                    =========    ===========             ========       ===========

             BT INVESTMENT LIFECYCLE FUNDS                       55
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

MID RANGE FUND

                           For the
                       six months ended                            For the
                      September 30, 1995                         year ended
                         (unaudited)                           March 31, 1995
                     ---------------------                 ----------------------
                     Shares         Amount                 Shares          Amount
                     ------         ------                 ------          ------
Sold                1,231,649     $12,144,440             821,762      $  7,688,857
Reinvested             62,648         612,277              86,014           791,477
Redeemed             (199,094)     (1,968,697)           (257,635)       (2,400,320)
                    ---------     -----------            --------      ------------
Net Increase        1,095,203     $10,788,020             650,141      $  6,080,014
                    =========     ===========            ========      ============

SHORT RANGE FUND

                           For the
                       six months ended                            For the
                      September 30, 1995                         year ended
                         (unaudited)                           March 31, 1995
                     ---------------------                 ----------------------
                     Shares         Amount                 Shares          Amount
                     ------         ------                 ------          ------
Sold                  461,781    $  4,454,091             585,939      $  5,531,582
Reinvested             56,486         541,425              89,667           830,858
Redeemed             (119,384)     (1,154,088)           (282,622)       (2,634,912)
                     ---------   -------------           ---------     -------------
Net Increase          398,883    $  3,841,428             392,984      $  3,727,528
                     =========   =============           =========     =============

NOTE 4 - CAPITAL LOSS CARRYFORWARD

At March 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains were as follows:


MID RANGE FUND

Amount                   Expiring
------                   --------
$ 51,946                 2002
 527,308                 2003


SHORT RANGE FUND

Amount                   Expiring
------                   --------
$828,397                 2003

             ASSET MANAGEMENT PORTFOLIOS                         56
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III (each a "Portfolio", and collectively, the "Portfolios") are registered under the Investment Company Act of 1940 (the "Act"), as amended, as open-end management investment companies. The Asset Management Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Asset Management Portfolio II was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on October 14, 1993. The Asset Management Portfolio III was organized on October 28, 1992 as an unincorporated trust under the laws of New York and commenced operations on October 15, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in each of the Portfolios.

B. Security Valuation

The Portfolios' investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Each of the Portfolios may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolios' Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolios are allocated pro rata among the investors in the Portfolios at the time of such determination.

D. Federal Income Taxes

It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

             ASSET MANAGEMENT PORTFOLIOS                         57
             ------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
===================================================================

Note 2 - FEES and TRANSACTIONS with AFFILIATES

The Portfolios have entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to each of the Portfolios in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $68,016, $16,512 and $11,981 for the Asset Management Portfolio, Asset Management Portfolio II andAsset Management Portfolio III, respectively.

The Portfolios have entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolios in accordance with the Portfolios' investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolios' average daily net assets. For the six months ended September 30, 1995, these fees aggregated $442,103, $107,330, and $77,879 for the Asset Management Portfolio, Asset Management Portfolio IIand Asset Management Portfolio III, respectively.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of each Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of each Portfolio. For the six months ended September 30, 1995, expenses of the Asset Management Portfolio, Asset Management Portfolio II and Asset Management Portfolio III have been reduced $110,846, $28,750 and $21,826, respectively.

Certain trustees and officers of the Portfolios are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolios. Similarly, none of the Portfolios' officers received compensation from the Portfolios.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 1995, were as follows:


Portfolio                      Purchases                    Sales
---------                      ---------                    -----
Asset Management               $58,067,782               $40,012,378
Asset Management II             21,938,698                15,744,528
Asset Management III            18,352,445                17,366,459

The aggregate gross unrealized appreciation/depreciation for all investments, were as follows:

Portfolio                      Appreciation              Depreciation
---------                      ------------              ------------
Asset Management                $8,589,840                  $508,727
Asset Management II              1,239,562                   136,822
Asset Management III               920,111                   125,280

The Portfolio may enter into financial futures contracts as an investment technique designed to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio. Investment in financial futures require initial margin deposits which consist of cash or cash equivalents equal to approximately 5% to 10% of the contract amount. During the period the financial futures are open, changes in the value of the contracts are recognized by "mark to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolios recognize a realized gain or loss. The use of futures contracts involves elements of market risk in excess of amounts recognized in the statement of assets and liabilities.